UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2007

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock

Investment Grade Bond Fund

Semiannual Report
11.30.07

A look at performance

For the periods ended November 30, 2007

		Average annual returns				Cumulative total returns					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since					Since	as of
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception	11-30-07

A	12-31-91	0.19%	3.33%	5.01%	—	–0.79%	0.19%	17.81%	63.00%	—	4.66%

B	12-31-91	–0.89	3.17	4.87	—	–1.45	–0.89	16.88	60.91	—	4.13

C	4-1-99	3.10	3.51	—	4.61	2.55	3.10	18.84	—	47.84	4.13

I1	7-28-03	5.24	—	—	4.39	4.11	5.24	—	—	20.51	5.23

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The gross expenses are as follows: Class A — 1.06%, Class B — 1.81%, Class C — 1.81%, Class I — 0.62% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

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Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Investment Grade Bond Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers U.S. Aggregate Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	11-30-97	$16,091	$16,091	$17,993

C2	4-1-99	14,784	14,784	16,496

I3	7-28-03	12,051	12,051	12,194

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of November 30, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers U.S. Aggregate Index is an unmanaged index of dollar-denominated and nonconvertible investment grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I share prospectus.

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7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2007, with the same investment held until November 30, 2007.

	Account value	Ending value	Expenses paid during period
	on 6-1-07	on 11-30-07	ended 11-30-07[1]

Class A	$1,000.00	$1,039.30	$5.00

Class B	1,000.00	1,035.50	8.85

Class C	1,000.00	1,035.50	8.75

Class I	1,000.00	1,041.10	3.27

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Investment Grade Bond Fund | Semiannual report

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Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2007, with the same investment held until November 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 6-1-07	on 11-30-07	ended 11-30-07[1]

Class A	$1,000.00	$1,020.10	$4.95

Class B	1,000.00	1,016.30	8.77

Class C	1,000.00	1,016.40	8.67

Class I	1,000.00	996.80	3.19

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.98%, 1.73%, 1.73% and 0.63% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

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Portfolio summary

Top 10 holdings[1]
United States Treasury Note	4.9%	Federal National Mortgage Assn.	1.9%

Federal Home Loan Mortgage Corp.	2.5%	Federal Home Loan Mortgage Corp.	1.8%

Federal National Mortgage Assn.	2.1%	Federal National Mortgage Assn.	1.8%

Federal National Mortgage Assn.	2.0%	Federal National Mortgage Assn.	1.7%

Federal National Mortgage Assn.	1.9%	United States Treasury Note	1.6%

Industry distribution [1]
Government — U.S. agency	39%	Consumer discretionary	3%

Mortgage bonds	28%	Telecommunication services	3%

Financials	10%	Industrials	2%

Government — U.S.	8%	Health care	1%

Utilities	4%	Energy	1%

Quality distribution [1]
AAA	67%

AA	8%

A	6%

BBB	16%

BB	1%

B	1%

1 As a percentage of net assets on November 30, 2007.

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Fund’s investments

F I N A N C I A L  S T A T E M E N T S

Securities owned by the Fund on 11-30-07 (unaudited)

This schedule is divided into four main categories: bonds, preferred stocks, U.S. government and agencies securities, and short-term investments. The bonds and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 51.88%					$62,378,150

(Cost $63,060,323)

Airlines 0.94%					1,127,097

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A	6.545%	02-02-19	A–	$112	112,416

Delta Airlines, Inc.,
Collateralized Bond (S)	6.821	08-10-22	A–	375	392,753
Sr Pass Thru Ctf Ser 02-1	6.417	07-02-12	AAA	405	414,112

Northwest Airlines, Inc.,
Gtd Collateralized Note Ser 07-1	7.027	11-01-19	A–	210	207,816

Asset Management & Custody Banks 0.90%					1,084,279

Rabobank Capital Fund II,
Perpetual Bond (5.260% to
12-31-13 then variable) (S)	5.260	12-29-49	AA	1,130	1,084,279

Broadcasting & Cable TV 0.70%					843,212

Comcast Cable Communications
Holdings, Inc.,
Gtd Note	8.375	03-15-13	BBB+	750	843,212

Casinos & Gaming 0.82%					991,059

Harrah’s Operating Co., Inc.,
Gtd Sr Note	5.500	07-01-10	BB	525	497,438

Mashantucket West Pequot,
Bond (S)	5.912	09-01-21	BBB–	175	173,987

Seminole Tribe of Florida,
Bond (S)	6.535	10-01-20	BBB–	315	319,634

Consumer Finance 0.56%					667,493

Ford Motor Credit Co.,
Note	7.375	10-28-09	B	705	667,493

Data Processing & Outsourced Services 0.18%					218,250

Fiserv, Inc.,
Gtd Sr Note	6.800	11-20-17	BBB	215	218,250

Diversified Banks 2.50%					3,008,263

Banco Mercantil del Norte SA,
Sub Note (Mexico) (F)(S)	6.862	10-13-21	Baa2	330	328,105

Bank of America Corp.,
Sr Note	5.750	12-01-17	AA	235	234,995

See notes to financial statements

Semiannual report | Investment Grade Bond Fund

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F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Diversified Banks (continued)

Chuo Mitsui Trust & Banking Co. Ltd.,
Perpetual Sub Note (5.506% to
4-15-15 then variable)
(Japan) (F)(S)	5.506%	12-15-49	Baa1	$370	$339,263

ICICI Bank Ltd.,
Note (India) (F)(S)	6.625	10-03-12	BBB–	300	308,851

Lloyds TSB Group Plc,
Bond (6.267% to 11-30-16 then
variable) (United Kingdom) (F)(S)	6.267	11-30-49	A	360	323,482

Royal Bank of Scotland Group Plc,
Jr Sub Bond Ser MTN (7.640% to
9-29-17 then variable) (Great
Britain) (F)	7.640	03-31-49	A	200	203,058

Silicon Valley Bank,
Sub Note	6.050	06-01-17	BBB	295	303,792

Societe Generale,
Sub Note (5.922% to 4-15-17 then
variable) (France) (F)(S)	5.922	04-05-49	A+	220	201,578

Standard Chartered Plc,
Bond (7.014% to 7-30-37 then
variable) (Great Britain) (F)(S)	7.014	07-30-49	BBB+	200	186,078
Sub Note (Great Britain) (F)(S)	6.400	09-26-17	A	110	112,657

Wachovia Bank NA,
Sub Note Ser BKNT (N)	6.600	01-15-38	AA–	195	194,594
Sub Note Ser BKNT	6.000	11-15-17	AA–	270	271,810
Diversified Commercial & Professional Services 0.44%					526,514

Hutchison Whampoa
International Ltd.,
Gtd Sr Note (Cayman Islands) (F)(S)	6.500	02-13-13	A–	500	526,514
Diversified Financial Services 1.51%					1,809,445

CIT Group, Inc.,
Sr Note	5.000	02-13-14	A	130	116,204
Sr Note	5.650	02-13-17	A	85	73,846

Citigroup, Inc.,
Sr Note	6.125	11-21-17	AA	200	205,810

Erac USA Finance Co.,
Gtd Sr Note (S)	6.375	10-15-17	BBB	220	217,704

General Electric Capital Corp.,
Sub Bond (6.375% to 11-15-17 then
variable)	6.375	11-15-67	AA+	350	356,610

Huntington Capital III,
Gtd Sub Bond (6.797% to 6-1-17
then variable)	6.650	05-15-37	BBB–	290	248,575

QBE Capital Funding II LP,
Gtd Sub Bond (6.797% to 6-1-17
then variable) (Jersey
Islands) (F)(S)	6.797	06-01-49	BBB	340	329,194

SMFG Preferred Capital,
Bond (6.078% to 1-25-17 then
variable) (S)	6.078	01-25-49	BBB	285	261,502

See notes to financial statements

Investment Grade Bond Fund | Semiannual report

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F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Drug Retail 0.60%					$727,248

CVS Caremark Corp.,
Jr Sub Bond (6.302% to 6-1-12
then variable)	6.302%	06-01-37	BBB–	$460	450,653
Sr Note	5.750	06-01-17	BBB+	275	276,595

Electric Utilities 3.38%					4,064,594

Abu Dhabi National Energy Co.,
Bond (United Arab
Emirates) (F)(S)	6.500	10-27-36	A+	465	443,024

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB–	1,000	1,130,850

BVPS II Funding Corp.,
Collateralized Lease Bond	8.330	12-01-07	BBB–	131	133,519

FPL Energy National Wind,
Sr Sec Note (S)	5.608	03-10-24	BBB–	226	227,623

HQI Transelect Chile SA,
Sr Note (Chile) (F)	7.875	04-15-11	BBB–	800	868,346

Monterrey Power SA de CV,
Sr Sec Bond (Mexico) (F)(S)	9.625	11-15-09	BBB	388	419,522

Pepco Holdings, Inc.,
Note	6.450	08-15-12	BBB–	325	340,803

Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB–	482	500,907

Electronic Equipment Manufacturers 0.71%					856,169

General Electric Co.,
Sr Note (N)	5.250	12-06-17	AAA	230	227,883

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB–	480	498,890

Tyco Electronics Group SA,
Gtd Sr Bond (Luxembourg) (F)(S)	6.550	10-01-17	BBB	125	129,396

Food Distributors 0.32%					387,924

Kellogg Co.,
Sr Note	5.125	12-03-12	BBB+	385	387,924

Health Care Services 0.29%					345,433

UnitedHealth Group, Inc.,
Bond	6.625	11-15-37	A–	185	182,740
Bond (S)	5.500	11-15-12	A–	160	162,693

Health Care Supplies 0.16%					192,410

Covidien International
Finance SA,
Gtd Sr Note (Luxembourg) (F)(S)	6.000	10-15-17	A–	185	192,410

Hotels, Resorts & Cruise Lines 0.19%					232,742

Starwood Hotels & Resorts
Worldwide, Inc.,
Sr Note	6.250	02-15-13	BBB–	235	232,742

See notes to financial statements

Semiannual report | Investment Grade Bond Fund

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F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Insurance Brokers 0.34%					$407,405

Merna Reinsurance Ltd.,
Sec Sub Note Ser B
(Bermuda) (F)(P)	6.891%	07-07-10	A2	$260	258,388

Progressive Corp. (The),
Jr Sub Deb (6.700% to 6-1-17 then
variable)	6.700	06-15-37	A–	155	149,017

Integrated Oil & Gas 0.08%					94,350

Pemex Project Funding
Master Trust,
Gtd Note	9.125	10-13-10	BBB	85	94,350

Integrated Telecommunication Services 1.27%					1,526,150

AT&T, Inc.,
Note	6.500	09-01-37	A	120	126,400

Bellsouth Corp.,
Bond	6.550	06-15-34	A	250	261,045
Deb	6.300	12-15-15	A	429	452,565

Qwest Corp.,
Sr Note	7.875	09-01-11	BBB–	210	216,825

Sprint Capital Corp.,
Sr Gtd Note	6.875	11-15-28	BBB+	500	469,315

Investment Banking & Brokerage 0.91%					1,095,249

BNP Paribas,
Jr Sub Note (7.195% to 6-25-37
then variable) (France) (F)(S)	7.195	06-29-49	AA–	135	126,966

Goldman Sachs Group, Inc. (The),
Jr Sub Note	6.750	10-01-37	A+	130	127,693

Jefferies Group, Inc.,
Sr Note	6.450	06-08-27	BBB+	145	133,980

JPMorgan Chase Bank NA,
Sub Note Ser BKNT	6.000	10-01-17	AA–	255	257,638

Mizuho Finance,
Gtd Sub Bond (Cayman Islands) (F)	8.375	12-29-49	A2	440	448,972

Life & Health Insurance 0.28%					333,010

Lincoln National Corp.,
Jr Sub Bond (6.050% to 4-20-17
then variable)	6.050	04-20-17	A–	120	113,681

Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-1-17
then variable) (S)	8.300	10-15-37	BB	210	219,329

Multi-Line Insurance 0.90%					1,077,797

Axa SA,
Perpetual Sub Note (6.379% to
12-14-36 then variable)
(France) (F)(S)	6.379	12-14-36	BBB	155	131,241

Genworth Financial, Inc.,
Jr Sub Note (6.150% to 11-15-16
then variable)	6.150	11-15-66	BBB+	210	192,804

See notes to financial statements

Investment Grade Bond Fund | Semiannual report

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F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Multi-Line Insurance (continued)

Horace Mann Educators Corp.,
Sr Note	6.850%	04-15-16	BBB	$205	$219,503

Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB	520	534,249

Multi-Media 0.64%					773,272

News America Holdings,
Deb	9.500	07-15-24	BBB	600	773,272

Multi-Utilities 0.37%					444,007

Salton Sea Funding Corp.,
Sec Note Ser C	7.840	05-30-10	BBB–	429	444,007

Office Services & Supplies 0.29%					350,594

Xerox Corp.,
Sr Note	6.750	02-01-17	BB+	335	350,594

Oil & Gas Refining & Marketing 0.26%					311,076

Premcor Refining Group,
Inc. (The),
Gtd Sr Note	6.750	05-01-14	BBB	300	311,076

Oil & Gas Storage & Transportation 0.29%					350,347

Buckeye Partners LP,
Bond	5.125	07-01-17	BBB	165	159,839

ONEOK Partners LP,
Gtd Sr Note	6.850	10-15-37	BBB	180	190,508

Oil & Gas Exploration & Production 0.29%					350,146

EnCana Corp.,
Note (Canada) (F)(N)	5.900	12-01-17	A–	225	227,570

Marathon Oil Corp.,
Sr Note	6.000	10-01-17	BBB+	120	122,576

Paper Products 0.17%					207,438

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB–	210	207,438

Pharmaceuticals 0.27%					321,736

Abbott Laboratories,
Sr Note	5.600	11-30-17	AA	315	321,736

Property & Casualty Insurance 0.29%					354,415

Ohio Casualty Corp.,
Sr Note	7.300	06-15-14	BBB–	320	354,415

Real Estate Management & Development 1.35%					1,618,620

Chelsea Property Group,
Note	6.000	01-15-13	A–	385	407,697

Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB–	245	243,562

HRPT Properties Trust,
Sr Note	6.650	01-15-18	BBB	135	135,996

See notes to financial statements

Semiannual report | Investment Grade Bond Fund

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F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Real Estate Management & Development (continued)

Nationwide Health
Properties, Inc.,
Note	6.500%	07-15-11	BBB–	$230	$240,321

Post Apartment Homes,
Sr Note	5.125	10-12-11	BBB	585	591,044

Regional Banks 0.54%					651,615

HSBC Capital Funding LP,
Perpetual Note (9.547% to 6-30-10
then variable) (Channel
Islands) (F)(S)	9.547	12-29-49	A	500	549,168

Suntrust Capital VIII,
Bond (6.100% to 12-15-36 then
variable)	6.100	12-01-66	A–	125	102,447

Specialized Finance 0.23%					277,880

USB Realty Corp.,
Perpetual Bond (6.091% to 1-15-12
then variable) (S)	6.091	12-22-49	A+	300	277,880

Thrifts & Mortgage Finance 27.78%					33,397,845

American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2006-6
Class XP IO	2.221	12-25-46	AAA	6,652	328,460

American Tower Trust,
Mtg Pass Thru Ctf Ser 2007-1A
Class D (S)	5.957	04-15-37	BBB	420	393,141

Banc of America Commercial
Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-4
Class A5A	4.933	07-10-45	AAA	1,500	1,454,948
Mtg Pass Thru Ctf Ser 2005-6
Class A4 (P)	5.353	09-10-47	AAA	560	555,922
Mtg Pass Thru Ctf Ser 2006-3
Class A4	5.889	07-10-44	AAA	700	721,850

Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B
Class 6A1 (P)	5.879	03-20-36	AAA	612	610,850
Mtg Pass Thru Ctf Ser 2007-E
Class 4A1 (P)	5.920	09-01-47	AAA	306	311,699

Bear Stearns Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-T0P8
Class A2	4.830	08-15-38	AAA	790	778,276
Mtg Pass Thru Ctf Ser 2003-T10
Class A2	4.740	03-13-40	AAA	680	662,972
Mtg Pass Thru Ctf Ser 2006-PW14
Class D	5.412	12-01-38	A	320	270,072

Chaseflex Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class 4A1	5.000	05-25-20	AAA	661	655,720

See notes to financial statements

Investment Grade Bond Fund | Semiannual report

16

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)

Citigroup Mortgage Loan
Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-10
Class 1A5A (P)	5.833%	12-25-35	AAA	$471	$469,210
Mtg Pass Thru Ctf Ser 2005-5
Class 2A3	5.000	08-25-35	AAA	316	314,154

Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CD1
Class C (P)	5.400	07-15-44	AA	185	174,808

Commercial Mortgage,
Mtg Pass Thru Ctf Ser 2006-C7
Class A3 (S)	5.707	06-10-46	AAA	500	512,185

Countrywide Alternative
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-59
Class 2X IO (P)	2.367	11-20-35	AAA	3,891	133,749
Mtg Pass Thru Ctf Ser 2006-0A8
Class X (P)	5.863	07-25-46	AAA	5,010	187,870
Mtg Pass Thru Ctf Ser 2007-0A8
Class X IO	2.000	06-25-47	AAA	3,313	131,482
Mtg Pass Thru Ctf Ser 2006-0A10
Class XPP IO (P)	1.920	08-25-46	AAA	2,625	97,612
Mtg Pass Thru Ctf Ser 2006-0A12
Class X IO (P)	2.796	09-20-46	AAA	9,182	433,275

Crown Castle Towers LLC,
Mtg Pass Thru Ctf Ser 2006-1A
Class E (S)	6.065	11-15-36	Baa3	375	357,113

CS First Boston Mortgage
Securities Corp.,
Mtg Pass Thru Ctf Ser 2003-CPN1
Class A2	4.597	03-15-35	AAA	1,005	978,209

DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1
Class A2 (S)	5.779	06-20-31	AAA	515	496,508

Domino’s Pizza Master Issuer LLC,
Mtg Pass Thru Ctf Ser 2007-1
Class A2 (S)	5.261	04-25-37	AAA	495	488,667

DSLA Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR5
Class X2 IO	2.335	08-19-45	AAA	5,334	173,342

First Horizon Alternative
Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5
Class B1 (P)	5.212	12-25-34	AA	852	834,459
Mtg Pass Thru Ctf Ser 2006-AA2
Class B1 (G)(P)	6.183	05-25-36	AA	185	193,630

Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	265	259,273
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	235	228,491

See notes to financial statements

Semiannual report | Investment Grade Bond Fund

17

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)

GMAC Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-C1
Class A1	5.785%	11-15-39	AAA	$1,041	$1,051,831
Mtg Pass Thru Ctf Ser 2003-C2
Class B (P)	5.491	05-10-40	AAA	955	963,493

GMAC Mortgage Corporation
Loan Trust,
Mtg Pass Thru Ctf Ser 2006-AR1
Class 2A1 (P)	5.641	04-19-36	AAA	356	352,445

Greenwich Capital Commercial
Funding Corp.,
Mtg Pass Thru Ctf Ser 2005-GG5
Class A2	5.117	04-10-37	AAA	765	769,968
Mtg Pass Thru Ctf Ser 2007-GG9
Class C	5.554	03-10-39	AA	230	208,372
Mtg Pass Thru Ctf Ser 2007-GG9
Class F	5.633	03-10-39	A	130	103,196

GS Mortgage Securities Corp. II,
Mtg Pass Thru Ctf Ser 2006-GG8
Class A2	5.479	11-10-39	Aaa	785	797,467

GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)	5.262	08-25-34	AA	368	371,757
Mtg Pass Thru Ctf Ser 2006-AR1
Class 3A1 (P)	5.392	01-25-36	AAA	891	880,135

Harborview Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-8
Class 1X IO (P)	1.832	09-19-35	AAA	3,755	107,950

Harborview NIM Corp.,
Mtg Pass Thru Ctf Ser 2007-A
Class N2 (G)(S)	7.870	04-25-37	BBB–	264	262,360

Indymac Index Mortgage
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR5
Class B1 (P)	5.424	05-25-35	AA	330	336,771
Mtg Pass Thru Ctf Ser 2004-AR13
Class B1	5.296	01-25-35	AA	238	233,166
Mtg Pass Thru Ctf Ser 2005-AR18
Class 1X IO	1.936	10-25-36	AAA	8,005	255,173
Mtg Pass Thru Ctf Ser 2006-AR19
Class 1B1 (P)	6.405	08-25-36	AA	234	213,842

Indymac Index NIM Corp.,
Mtg Pass Thru Ctf Ser 2006-AR6
Class N2 (S)	8.833	06-25-46	BBB–	225	225,000

JP Morgan Chase Commercial
Mortgage Security Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP3
Class A4B	4.996	08-15-42	AAA	1,000	972,738
Mtg Pass Thru Ctf Ser 2005-LDP4
Class B	5.129	10-15-42	Aa2	1,000	935,020

See notes to financial statements

Investment Grade Bond Fund | Semiannual report

18

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)

JP Morgan Commercial Mortgage
Finance Corp.,
Mtg Pass Thru Ctf Ser 1997-C5
Class D	7.351%	09-15-29	AA+	$220	$225,500

JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S2
Class 2A16	6.500	09-25-35	AAA	478	481,417
Mtg Pass Thru Ctf Ser 2005-S3
Class 2A2	5.500	01-25-21	AAA	502	504,242
Mtg Pass Thru Ctf Ser 2006-A7
Class 2A5 (P)	5.830	01-25-37	Aa1	649	654,744

Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-2
Class A4 (P)	6.105	06-12-46	AAA	735	761,567
Mtg Pass Thru Ctf Ser 2006-3
Class A4	5.414	07-12-46	AAA	510	508,797

MLCC Mortgage Investors, Inc.,
Mtg Pass Thru Ctf Ser 2007-3
Class M1 (G)	5.981	09-25-37	AA	195	195,977
Mtg Pass Thru Ctf Ser 2007-3
Class M2 (G)	5.981	09-25-37	AA	75	74,884
Mtg Pass Thru Ctf Ser 2007-3
Class M3 (G)	5.981	09-25-37	AA	50	48,087

Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7
Class A4 (P)	5.374	11-14-42	AAA	520	515,741
Mtg Pass Thru Ctf Ser 2005-IQ10
Class A4A (L)	5.230	09-15-42	AAA	755	746,378
Mtg Pass Thru Ctf Ser 2006-IQ12
Class E	5.538	12-15-43	A+	310	270,544

Provident Funding Mortgage
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B1 (P)	4.353	05-25-35	AA	212	201,794

Renaissance Home Equity
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class AF3	4.499	08-25-35	AAA	440	432,699
Mtg Pass Thru Ctf Ser 2005-2
Class AF4	4.934	08-25-35	AAA	420	383,621

Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-QA12
Class NB5 (P)	5.961	12-25-35	AAA	443	442,321

Residential Asset
Securitization Trust,
Mtg Pass Thru Ctf Ser 2006-A7CB
Class 2A1	6.500	07-25-36	AAA	568	569,885

SBA CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	200	196,558
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	110	107,430
Sub Bond Ser 2006-1A Class E (S)	6.174	11-15-36	Baa3	665	644,551

See notes to financial statements

Semiannual report | Investment Grade Bond Fund

19

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)

Washington Mutual Alternative
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6
Class 1CB	6.500%	08-25-35	AAA	$309	$314,923

Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-AR4
Class B1 (P)	4.672	04-25-35	AA	963	920,744
Mtg Pass Thru Ctf
Ser 2007-0A4-XPPP IO	0.678	04-25-47	Aaa	9,376	186,590
Mtg Pass Thru Ctf
Ser 2007-0A5-1XPP IO	0.689	06-25-47	Aaa	21,963	283,167
Mtg Pass Thru Ctf
Ser 2007-0A6-1XPP IO	0.653	07-25-47	Aaa	12,503	181,773
Mtg Pass Thru Ctf Ser 2007-1
Class B1	6.205	02-25-37	AA	275	248,772

Wells Fargo Mortgage Backed
Securites Trust,
Mtg Pass Thru Ctf Ser 2004-7
Class 2A2	5.000	07-25-19	AAA	357	355,198
Mtg Pass Thru Ctf Ser 2006-AR15
Class A3 (P)	5.656	10-25-36	Aaa	687	691,310

Wireless Telecommunication Services 1.13%					1,353,066

America Movil SA de CV,
Sr Note (Mexico) (F)	5.750	01-15-15	BBB+	250	253,210

Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	765	748,384

SK Telecom Co. Ltd.,
Bond (South Korea) (F)(S)	6.625	07-20-27	A	335	351,472

			Credit
Issuer, description			rating (A)	Shares	Value

Preferred stocks 0.10%					$114,240
(Cost $112,000)

Government U.S. Agency 0.10%					114,240

Federal Home Loan Mortgage Corp.,
8.375%, Ser Z			AA–	4,480	114,240

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government and agencies securities 46.52%					$55,937,844

(Cost $55,015,639)

Government U.S. 7.79%					9,369,376

United States Treasury,
Bond (L)	4.750%	02-15-37	AAA	$295	311,479
Bond (L)	4.500	02-15-36	AAA	170	172,364
Note (L)	4.875	06-30-12	AAA	600	636,657
Note (L)	4.500	05-15-17	AAA	1,895	1,972,873
Note (L)	4.250	11-15-13	AAA	360	373,472
Note (L)	4.250	11-15-17	AAA	5,770	5,902,531

See notes to financial statements

Investment Grade Bond Fund | Semiannual report

20

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Government U.S. Agency 38.73%					$46,568,468

Federal Home Loan Bank,
Bond	5.500%	08-13-14	AAA	$1,345	1,441,061

Federal Home Loan Mortgage Corp.,
30 Yr Adj Rate Pass Thru Ctf (P)	5.616	04-01-37	AAA	714	718,705
30 Yr Adj Rate Pass Thru Ctf (P)	5.274	12-01-35	AAA	1,099	1,084,016
30 Yr Adj Rate Pass Thru Ctf (P)	5.154	11-01-35	AAA	1,199	1,190,359
30 Yr Adj Rate Pass Thru Ctf (P)	5.074	12-01-35	AAA	2,145	2,141,185
30 Yr Pass Thru Ctf	6.000	08-01-37	AAA	2,925	2,969,574
CMO REMIC Ser 2489-PE	6.000	08-15-32	AAA	1,871	1,908,413
CMO REMIC Ser 2640-WA	3.500	03-15-33	AAA	1,407	1,367,098
CMO REMIC Ser 3174-CB	5.500	02-15-31	AAA	630	637,498
CMO-REMIC Ser 3294-NB	5.500	12-15-29	AAA	710	711,812
CMO-REMIC Ser 3320-PB	5.500	11-15-31	AAA	535	540,701
Note	5.500	03-22-22	AAA	1,150	1,187,580
Note	4.500	01-15-15	AAA	445	449,837

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	1,467	1,484,937
15 Yr Pass Thru Ctf	5.000	09-01-19	AAA	755	755,842
30 Yr Adj Rate Pass Thru Ctf (P)	6.209	03-01-14	AAA	3	3,461
30 Yr Adj Rate Pass Thru Ctf (P)	6.209	06-01-14	AAA	12	12,322
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	290	298,810
30 Yr Pass Thru Ctf	6.500	09-01-36	AAA	1,335	1,373,588
30 Yr Pass Thru Ctf	6.500	02-01-37	AAA	2,039	2,097,076
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	2,442	2,481,977
30 Yr Pass Thru Ctf	6.000	12-01-36	AAA	2,235	2,271,941
30 Yr Pass Thru Ctf	6.000	07-01-37	AAA	1,844	1,874,660
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	1,176	1,178,641
30 Yr Pass Thru Ctf	5.500	02-01-36	AAA	2,406	2,411,493
30 Yr Pass Thru Ctf	5.500	03-01-37	AAA	1,851	1,854,464
30 Yr Pass Thru Ctf	5.500	05-01-37	AAA	2,556	2,559,820
30 Yr Pass Thru Ctf	5.500	07-01-37	AAA	1,558	1,560,786
30 Yr Pass Thru Ctf	5.500	09-01-37	AAA	839	840,761
30 Yr Pass Thru Ctf	5.500	03-01-37	AAA	464	467,019
30 Yr Pass Thru Ctf	5.000	11-01-33	AAA	2,314	2,272,863
30 Yr Pass Thru Ctf	5.000	08-01-35	AAA	857	840,871
CMO-REMIC Ser 2003-49-JE	3.000	04-25-33	AAA	648	588,342
CMO REMIC Ser 2003-58-AD	3.250	07-25-33	AAA	452	417,624
CMO-REMIC Ser 2006-64-PC	5.500	10-25-34	AAA	600	588,416
CMO REMIC Ser 2006-67-PD	5.500	12-25-34	AAA	665	651,227
Note	5.125	04-15-11	AAA	1,190	1,241,252

Government National
Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-15-13	AAA	88	92,436

See notes to financial statements

Semiannual report | Investment Grade Bond Fund

21

F I N A N C I A L  S T A T E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 9.83%			$11,817,990

(Cost $11,817,990)
Joint Repurchase Agreement 0.81%			974,000

Joint Repurchase Agreement transaction with UBS AG
dated 11-30-07 at 3.050%, to be repurchased at
$974,248 on 12-3-07, collateralized by $745,576
U.S. Treasury Inflation Indexed Note, 3.875%, due
1-15-09 (valued at $993,480, including interest)	3.050%	$974	974,000

		Shares
Cash Equivalents 9.02%			10,843,990

John Hancock Cash Investment Trust (T)(W)		10,843,990	10,843,990

Total investments (Cost $130,005,952) 108.33%			$130,248,224

Other assets and liabilities, net (8.33%)			($10,020,653)

Total net assets 100.00%			$120,227,571

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

IO Interest only (carries notional principal amount)

REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of November 30, 2007.

(N) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(P) Represents rate in effect on November 30, 2007.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $13,041,831, or 10.85% of the Fund’s net assets as of November 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

See notes to financial statements

Investment Grade Bond Fund | Semiannual report

22

Financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities 11-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $119,161,962) including
$10,615,595 of securities loaned (Note 2)	$119,404,234
Investments in affiliated issuers, at value (cost $10,843,990)	10,843,990

Total investments, at value (cost $130,005,952)	130,248,224
Cash	501
Cash collateral at broker for future contracts (Note 2)	75,000
Receivable for investments sold	1,315,756
Receivable for shares sold	494,544
Dividends and interest receivable	1,036,484
Other assets	39,162

Total assets	133,209,671

Liabilities

Payable for investments purchased	730,214
Payable for investments purchased on a when-issued basis	647,357
Payable for shares repurchased	131,285
Payable upon return of securities loaned (Note 2)	10,843,990
Dividends payable	490,011
Payable for futures variation margin (Note 2)	4,688
Payable to affiliates
Management fees	39,070
Distribution and service fees	3,386
Other	59,483
Other payables and accrued expenses	32,616

Total liabilities	12,982,100

Net assets

Capital paid-in	127,505,891
Accumulated net realized loss on investments and financial futures contracts	(7,577,007)
Net unrealized appreciation of investments and financial futures contracts	257,763
Accumulated net investment income	40,924

Net assets	$120,227,571

See notes to financial statements

Semiannual report | Investment Grade Bond Fund

23

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities 11-30-07 (unaudited) (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($105,354,146 ÷ 10,748,791 shares)	$9.80
Class B ($7,933,716 ÷ 809,443 shares)[1]	$9.80
Class C ($6,859,462 ÷ 699,830 shares)[1]	$9.80
Class I ($80,247 ÷ 8,187 shares)	$9.80

Maximum offering price per share

Class A2 ($9.80 ÷ 95.5%)	$10.26

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Investment Grade Bond Fund | Semiannual report

24

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 11-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$3,527,523
Securities lending	35,654
Dividends	20,571

Total investment income	3,583,748

Expenses

Investment management fees (Note 3)	240,048
Distribution and service fees (Note 3)	205,032
Class A, B and C transfer agent fees (Note 3)	107,958
Class I transfer agent fees (Note 3)	19
Accounting and legal services fees (Note 3)	7,391
Custodian fees	28,548
Blue sky fees	25,437
Printing fees	21,411
Professional fees	16,104
Trustees’ fees	2,379
Miscellaneous	6,678

Total expenses	661,005
Less expense reductions (Note 3)	(17,998)

Net expenses	643,007

Net investment income	2,940,741

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(363,763)
Financial futures contracts	170,495
(193,268)
Change in net unrealized appreciation (depreciation) of
Investments	1,840,656
Financial futures contracts	29,939
1,870,595
Net realized and unrealized gain	1,677,327

Increase in net assets from operations	$4,618,068

1 Semiannual period from 6-1-07 to 11-30-07. Unaudited.

See notes to financial statements

Semiannual report | Investment Grade Bond Fund

25

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	5-31-07	11-30-07[1]

Increase (decrease) in net assets

From operations
Net investment income	$6,004,317	$2,940,741
Net realized loss	(745,838)	(193,268)
Change in net unrealized appreciation (depreciation)	2,931,289	1,870,595

Increase in net assets resulting from operations	8,189,768	4,618,068

Distributions to shareholders
From net investment income
Class A	(5,452,527)	(2,668,511)
Class B	(414,504)	(173,102)
Class C	(272,886)	(144,571)
Class I	(3,438)	(2,104)
	(6,143,355)	(2,988,288)
From Fund share transactions (Note 4)	(15,775,826)	(3,959,668)

Total decrease	(13,729,413)	(2,329,888)

Net assets

Beginning of period	136,286,872	122,557,459

End of period[2]	$122,557,459	$120,227,571

1 Semiannual period from 6-1-07 to 11-30-07. Unaudited.

2 Includes accumulated net investment income of $88,471 and $40,924, respectively.

See notes to financial statements

Investment Grade Bond Fund | Semiannual report

26

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	5-31-03[1]	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	11-30-07[2]

Per share operating performance

Net asset value, beginning of period	$9.78	$10.47	$9.92	$10.06	$9.52	$9.67
Net investment income[3]	0.43	0.40	0.39	0.42	0.46	0.25
Net realized and unrealized
gain (loss) on investments	0.75	(0.50)	0.18	(0.51)	0.16	0.13
Total from investment operations	1.18	(0.10)	0.57	(0.09)	0.62	0.38
Less distributions
From net investment income	(0.49)	(0.45)	(0.43)	(0.45)	(0.47)	(0.25)
Net asset value, end of period	$10.47	$9.92	$10.06	$9.52	$9.67	$9.80
Total return[4] (%)	12.35	(0.97)	5.79[5]	(0.96)[5]	6.63[5]	3.93[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$176	$144	$136	$116	$108	$105
Ratio of net expenses to average
net assets (%)	1.03	1.03	1.03	1.00	0.97	0.98[7]
Ratio of gross expenses to average
net assets (%)	1.03	1.03	1.04[8]	1.04[8]	1.06[8]	1.01[7,8]
Ratio of net investment income
to average net assets (%)	4.30	3.92	3.86	4.25	4.76	4.99[7]
Portfolio turnover (%)	693	312	222	160	105[9]	48[6,9]

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 6-1-07 to 11-30-07. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 The portfolio turnover rate including the effect of forward commitment trades is 121% and 60% for the periods ended 5-31-07 and 11-30-07, respectively. Prior years exclude the effect of forward commitment trades.

See notes to financial statements

Semiannual report | Investment Grade Bond Fund

27

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	5-31-03[1]	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	11-30-07[2]

Per share operating performance

Net asset value, beginning of period	$9.78	$10.47	$9.92	$10.06	$9.52	$9.67
Net investment income[3]	0.36	0.32	0.32	0.34	0.39	0.21
Net realized and unrealized
gain (loss) on investments	0.74	(0.50)	0.17	(0.50)	0.16	0.13
Total from investment operations	1.10	(0.18)	0.49	(0.16)	0.55	0.34
Less distributions
From net investment income	(0.41)	(0.37)	(0.35)	(0.38)	(0.40)	(0.21)
Net asset value, end of period	$10.47	$9.92	$10.06	$9.52	$9.67	$9.80
Total return[4] (%)	11.52	(1.71)	5.01[5]	(1.70)[5]	5.84[5]	3.55[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$55	$33	$22	$13	$8	$8
Ratio of net expenses to average
net assets (%)	1.78	1.78	1.78	1.75	1.72	1.73[7]
Ratio of gross expenses to average
net assets (%)	1.78	1.78	1.79[8]	1.79[8]	1.81[8]	1.76[7,8]
Ratio of net investment income
to average net assets (%)	3.54	3.17	3.12	3.47	4.01	4.24[7]
Portfolio turnover (%)	693	312	222	160	105[9]	48[6,9]

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 6-1-07 to 11-30-07. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 The portfolio turnover rate including the effect of forward commitment trades is 121% and 60% for the periods ended 5-31-07 and 11-30-07, respectively. Prior years exclude the effect of forward commitment trades.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	5-31-03[1]	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	11-30-07[2]

Per share operating performance

Net asset value, beginning of period	$9.78	$10.47	$9.92	$10.06	$9.52	$9.67
Net investment income[3]	0.35	0.32	0.32	0.35	0.39	0.21
Net realized and unrealized
gain (loss) on investments	0.75	(0.50)	0.17	(0.51)	0.16	0.13
Total from investment operations	1.10	(0.18)	0.49	(0.16)	0.55	0.34
Less distributions
From net investment income	(0.41)	(0.37)	(0.35)	(0.38)	(0.40)	(0.21)
Net asset value, end of period	$10.47	$9.92	$10.06	$9.52	$9.67	$9.80
Total return[4] (%)	11.52	(1.71)	5.00[5]	(1.70)[5]	5.84[5]	3.55[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$12	$10	$8	$7	$6	$7
Ratio of net expenses to average
net assets (%)	1.78	1.78	1.78	1.75	1.72	1.73[7]
Ratio of gross expenses to average
net assets (%)	1.78	1.78	1.79[8]	1.79[8]	1.81[8]	1.76[7,8]
Ratio of net investment income
to average net assets (%)	3.48	3.17	3.12	3.50	4.01	4.24[7]
Portfolio turnover (%)	693	312	222	160	105[9]	48[6,9]

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 6-1-07 to 11-30-07. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 The portfolio turnover rate including the effect of forward commitment trades 121% and 60% for the periods ended 5-31-07 and 11-30-07, respectively. Prior years exclude the effect of forward commitment trades.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	5-31-04[1,2]	5-31-05[1]	5-31-06	5-31-07	11-30-07[3]

Per share operating performance

Net asset value, beginning of period	$10.17	$9.92	$10.06	$9.52	$9.67
Net investment income[4]	0.46	0.44	0.47	0.50	0.26
Net realized and unrealized
gain (loss) on investments	(0.29)	0.17	(0.51)	0.16	0.13
Total from investment operations	0.17	0.61	(0.04)	0.66	0.39
Less distributions
From net investment income	(0.42)	(0.47)	(0.50)	(0.51)	(0.26)
Net asset value, end of period	$9.92	$10.06	$9.52	$9.67	$9.80
Total return[5] (%)	2.34[6]	6.23	(0.51)	7.00	4.11[6]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[7]	—[7]	—[7]	—[7]	—[7]
Ratio of net expenses to average
net assets (%)	0.48[8]	0.49	0.62	0.62	0.63[8]
Ratio of net investment income
to average net assets (%)	4.59[8]	4.40	4.85	5.10	5.34[8]
Portfolio turnover (%)	312[6]	222	160	105[9]	48[6,9]

1 Audited by previous Independent Registered Public Accounting Firm.

2 Class I shares began operations on 7-28-03.

3 Semiannual period from 6-1-07 to 11-30-07. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

9 The portfolio turnover rate including the effect of forward commitment trades 121% and 60% for the periods ended 5-31-07 and 11-30-07, respectively. Prior years exclude the effect of forward commitment trades.

See notes to financial statements

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Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Investment Grade Bond Fund (the Fund) is a diversified series of John Hancock Bond Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve a high level of current income consistent with preservation of capital and maintenance of liquidity.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C and Class I shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. Debt securities are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the

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underlying securities for the joint account on the Fund’s behalf.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

When-issued/delayed delivery securities

The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2007.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as

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opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees and/or by retaining a portion of interest on the investment of any cash received as collateral.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The Fund had the following financial futures contracts open on November 30, 2007:

	NUMBER OF			UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	APPRECIATION

U.S. 10-year Treasury Note	75	Long	Mar 2008	$15,491

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income. Interest rate swaps represent an agreement between two counter-parties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Net periodic payments accrued, but not yet received (paid) are included in change in the unrealized appreciation/ depreciation on the Statement of Operations. Accrued interest income and interest expense on the swap contracts are recorded as realized gain (loss).

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Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had no open swap contracts open on November 30, 2007.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $6,959,351 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: May 31, 2008 — $482,530, May 31, 2012 — $628,121, May 31, 2013 — $2,017,761, May 31, 2014 — $1,220,926 and May 31, 2015 — $2,610,013.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of FIN 48 for regulated investment companies for an additional six months. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund’s net assets, results of operations and financial statement disclosures.

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statement disclosures.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. All premiums and discounts are amortized/accreted for financial reporting. The Fund may place a security on non-accrual status and reduce related investment income by ceasing current accruals and/or writing off interest, or dividends receivable, when the collection of income has become doubtful.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2007, the tax character of distributions paid was as follows: ordinary income $6,143,355. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly

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management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.40% of the first $1,500,000,000 of the Fund’s average daily net asset value and (b) 0.385% of the Fund’s daily net asset value in excess of $1,500,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC. The Fund is not responsible for payment of subadvisory fees.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (Sovereign), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (JHLICO), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described above for the period ended November 30, 2007 were as follows:

		Distribution and
Share class	Transfer agent fee	service fees

Class A	$78,940	$131,566
Class B	6,005	40,034
Class C	5,015	33,432
Class I	19	—
Total	$89,979	$205,032

Additionally, there are out-of-pocket expenses included in transfer agent fees.

Class A shares are assessed up-front sales charges. During the period ended November 30, 2007, JH Funds received net up-front sales charges of $28,166 with regard to sales of Class A shares. Of this amount, $2,913 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $17,491 was paid as sales commissions to unrelated broker-dealers and $7,762 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2007, CDSCs received by JH Funds amounted to $5,449 for Class B shares and $630 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The Fund pays a monthly fee which is based on an annual rate of $16 for each Class A shareholder

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account, $18.50 for each Class B shareholder account, $17.50 for each Class C shareholder account and $15 for each Class I shareholder account. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.15% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Effective June 1, 2007, for the Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of the Class I average daily net asset value. Effective January 1, 2006, the transfer agent has contractually limited transfer agent fees on Class A, Class B and Class C shares to 0.15% of each class’s average daily net assets at least until August 31, 2007. Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $17,998 for the period ended November 30, 2007.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $7,391 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

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Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended May 31, 2007 and period ended November 30, 2007, along with the corresponding dollar value.

	Year ended 5-31-07		Period ended 11-30-07 [1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	845,123	$8,567,872	309,028	$2,988,589
Distributions reinvested	481,837	4,310,449	236,854	2,290,753
Repurchased	(2,327,545)	(22,546,852)	(975,281)	(9,403,357)
Net decrease	(1,000,585)	($9,668,531)	(429,399)	($4,124,015)

Class B shares

Sold	153,781	$1,499,782	65,675	$634,151
Distributions reinvested	33,734	327,075	14,102	136,349
Repurchased	(730,951)	(7,065,844)	(131,886)	(1,271,085)
Net decrease	(543,436)	($5,238,987)	(52,109)	($500,585)

Class C shares

Sold	139,426	$1,352,375	174,571	$1,679,923
Distributions reinvested	18,895	183,307	9,007	87,110
Repurchased	(250,952)	(2,436,122)	(114,330)	(1,104,291)
Net increase (decrease)	(92,631)	($900,440)	69,248	$662,742

Class I shares

Sold	5,008	$48,913	29	$290
Distributions reinvested	210	2,049	197	1,900
Repurchased	(1,923)	(18,830)	—	—
Net increase	3,295	$32,132	226	$2,190

Net decrease	(1,633,357)	($15,775,826)	(412,034)	($3,959,668)

1Semiannual period from 6-1-07 to 11-30-07. Unaudited.

Note 5
Purchases and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2007, aggregated $25,796,148 and $28,592,053, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $30,487,058 and $28,025,794, respectively, during the period ended November 30, 2007.

The cost of investments owned on November 30, 2007, including short-term investments, for federal income tax purposes was $130,328,840. Gross unrealized appreciation and depreciation of investments aggregated $1,631,766 and $1,712,382, respectively, resulting in net unrealized depreciation of $80,616. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

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37

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Investment
Grade Bond Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment Subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Investment Grade Bond Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance,

Investment Grade Bond Fund | Semiannual report

38

compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 5- and 10-year periods was higher than the performance of the Peer Group and Category medians, and lower than the performance of its benchmark index, the Lehman Brothers Aggregate Bond Index. The Board noted that, although generally competitive, the performance of the Fund during the 3-year period was lower than the performance of the Category median and its benchmark index, and equal to the performance of the Peer Group median. The Board viewed favorably that the Fund’s more recent performance during the 1-year period under review was higher than the Peer Group and Category medians and its benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the Category median. The Board also noted that the Fund’s Gross Expense Ratio was lower than the Peer Group median and its Net Expense Ratio was equal to the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment Subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment Subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a

Semiannual report | Investment Grade Bond Fund

39

comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Investment Grade Bond Fund | Semiannual report

40

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Interim Chairman	Chief Financial Officer	The Bank of New York
James R. Boyle†	Gordon M. Shone	One Wall Street
William H. Cunningham	Treasurer	New York, NY 10286
Charles L. Ladner*	John G. Vrysen
Dr. John A. Moore*	Chief Operating Officer	Transfer agent
Patti McGill Peterson*		John Hancock Signature
Steven R. Pruchansky	Investment adviser	Services, Inc.
	John Hancock Advisers, LLC	P.O. Box 9510
*Members of the Audit Committee	601 Congress Street	Portsmouth, NH 03802-9510
†Non-Independent Trustee	Boston, MA 02210-2805
Legal counsel
Officers	Subadviser	Kirkpatrick & Lockhart
Keith F. Hartstein	MFC Global Investment	Preston Gates Ellis LLP
President and	Management (U.S.), LLC	One Lincoln Street
Chief Executive Officer	101 Huntington Avenue	Boston, MA 02111-2950
Thomas M. Kinzler	Boston, MA 02199
Secretary and Chief Legal Officer
Francis V. Knox, Jr.	Principal distributor
Chief Compliance Officer	John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Semiannual report | Investment Grade Bond Fund

41

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.

It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

550SA 11/07
1/08

John Hancock

MUTUAL FUNDS

John Hancock
Government Income Fund

Semiannual Report

11.30.07

A look at performance

For the periods ended November 30, 2007

		Average annual returns				Cumulative total returns					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since					Since	as of
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception	11-30-07

A	9-30-94	0.63%	2.44%	4.58%	—	0.17%	0.63%	12.83%	56.50%	—	4.14%

B	2-23-88	–0.36	2.28	4.44	—	–0.48	–0.36	11.92	54.46	—	3.60

C	4-1-99	3.64	2.63	—	4.12%	3.52	3.64	13.85	—	41.86%	3.60

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 9-30-08. The net expenses are as follows: Class A — 1.05%, Class B — 1.80%, Class C — 1.80% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.10%, Class B — 1.85%, Class C — 1.85% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Government Income Fund | Semiannual report

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Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Government Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Government Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	11-30-97	$15,446	$15,446	$17,921

C2	4-1-99	14,186	14,186	16,413

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of November 30, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Government Bond Index is an unmanaged index of U.S. Treasury and government agency bonds. It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

Semiannual report | Government Income Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2007, with the same investment held until November 30, 2007.

	Account value	Ending value	Expenses paid during period
	on 6-1-07	on 11-30-07	ended 11-30-07[1]

Class A	$1,000.00	$1,049.10	$5.43

Class B	1,000.00	1,045.20	9.20

Class C	1,000.00	1,045.20	9.20

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Government Income Fund | Semiannual report

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Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2007, with the same investment held until November 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 6-1-07	on 11-30-07	ended 11-30-07[1]

Class A	$1,000.00	$1,019.70	$5.35

Class B	1,000.00	1,016.00	9.07

Class C	1,000.00	1,016.00	9.07

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.05%, 1.80% and 1.80% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Semiannual report | Government Income Fund

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Portfolio summary

1 As a percentage of net assets on November 30, 2007.

Government Income Fund | Semiannual report

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Fund’s investments

F I N A N C I A L   S T A T E M E N T S

Securities owned by the Fund on 11-30-07 (unaudited)

This schedule is divided into three main categories: bonds, U.S. government and agencies securities, and short-term investments. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 0.72%					$2,559,995

(Cost $2,071,313)

Thrifts & Mortgage Finance 0.72%					2,559,995

Bank of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2007-E
Class 4A1 (P)	5.936%	07-20-47	AAA	$948	964,318

Residential Asset
Securitization Trust,
Mtg Pass Thru Ctf Ser 2006-A7CB
Class 2A1	6.500	07-25-36	AAA	1,591	1,595,677

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government and agencies securities 96.82%					$343,930,858

(Cost $336,755,787)

Government U.S. 17.15%					60,921,253

United States Treasury,
Bond (L)	9.000%	11-15-18	AAA	$5,000	7,119,530
Bond (L)	8.750	08-15-20	AAA	6,065	8,705,646
Note (L)	4.875	06-30-12	AAA	7,000	7,427,658
Note (L)	4.500	05-15-17	AAA	22,500	23,424,615
Note (L)	4.250	11-15-13	AAA	13,730	14,243,804

Government U.S. Agency 79.67%					283,009,605

Federal Gold Loan Mortgage Corp.,
Giant 30 Yr Pass Thru Ctf	6.000	05-01-37	AAA	587	596,445
Giant 30 Yr Pass Thru Ctf	6.000	08-01-37	AAA	10,773	10,936,847

Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	7.500	11-01-12	AAA	297	309,972
15 Yr Pass Thru Ctf	5.500	10-01-19	AAA	922	933,714
30 Yr Adj Rate Pass Thru Ctf (P)	5.157	11-01-35	AAA	3,271	3,247,577
30 Yr Pass Thru Ctf	9.500	08-01-16	AAA	474	516,302
30 Yr Pass Thru Ctf	6.000	12-01-36	AAA	9,982	10,147,012
30 Yr Pass Thru Ctf	6.000	07-01-37	AAA	3,408	3,463,611
30 Yr Pass Thru Ctf	5.720	06-01-37	AAA	17,922	18,152,063
30 Yr Pass Thru Ctf	5.500	08-20-12	AAA	10,000	10,632,190
CMO REMIC Ser 2489-PE	6.000	08-15-32	AAA	5,000	5,099,572
CMO REMIC Ser 3174-CB	5.500	02-15-31	AAA	2,275	2,302,075
CMO-REMIC Ser 3294-NB	5.500	12-15-29	AAA	2,575	2,581,571
CMO-REMIC Ser 3320-PB	5.500	11-15-31	AAA	3,605	3,643,417

See notes to financial statements

Semiannual report | Government Income Fund

11

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Government U.S. Agency (continued)

Federal Home Loan Mortgage Corp.,
Note	6.000%	08-03-37	AAA	$7,876	$8,005,683

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	9.000	02-01-10	AAA	19	20,469
15 Yr Pass Thru Ctf	7.500	01-01-15	AAA	252	262,557
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	7,223	7,309,268
15 Yr Pass Thru Ctf	5.000	09-01-19	AAA	6,120	6,130,495
15 Yr Pass Thru Ctf	5.000	08-01-20	AAA	2,078	2,081,140
30 Yr Pass Thru Ctf	8.500	09-01-24	AAA	18	19,429
30 Yr Pass Thru Ctf	8.500	10-01-24	AAA	233	250,681
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	4,615	4,747,175
30 Yr Pass Thru Ctf	6.500	02-01-37	AAA	8,816	9,067,487
30 Yr Pass Thru Ctf	6.500	07-01-37	AAA	11,696	12,029,859
30 Yr Pass Thru Ctf	6.500	08-01-37	AAA	4,038	4,153,661
30 Yr Pass Thru Ctf	6.000	01-01-34	AAA	1,557	1,582,442
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	1,715	1,743,711
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	6,842	6,955,227
30 Yr Pass Thru Ctf	5.726	08-01-37	AAA	6,951	7,016,405
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	3,276	3,283,652
30 Yr Pass Thru Ctf	5.500	07-01-36	AAA	8,553	8,568,876
30 Yr Pass Thru Ctf	5.500	12-01-36	AAA	11,836	11,857,864
30 Yr Pass Thru Ctf	5.500	03-01-37	AAA	10,266	10,282,744
30 Yr Pass Thru Ctf	5.500	03-01-37	AAA	7,741	7,753,515
30 Yr Pass Thru Ctf	5.500	05-01-37	AAA	7,257	7,268,963
30 Yr Pass Thru Ctf	5.500	09-01-37	AAA	7,684	7,696,794
30 Yr Pass Thru Ctf	5.500	12-01-37	AAA	6,200	6,193,235
30 Yr Pass Thru Ctf	5.000	11-01-33	AAA	13,503	13,264,975
Adj Rate Mtg (P)	5.772	12-01-35	AAA	7,019	7,059,849
Adj Rate Mtg (P)	5.491	01-01-36	AAA	6,730	6,738,657
Adj Rate Mtg (P)	5.394	12-01-35	AAA	2,170	2,168,129
Adj Rate Mtg (P)	5.298	01-01-36	AAA	11,887	11,992,424
CMO-REMIC Ser 1993-225-TK	6.500	12-25-23	AAA	5,032	5,369,808
CMO-REMIC Ser 2003-33-AC	4.250	03-25-33	AAA	2,255	2,193,197
CMO-REMIC Ser 2003-49-JE	3.000	04-25-33	AAA	2,591	2,353,369
CMO-REMIC Ser 2006-64-PC	5.500	10-25-34	AAA	3,965	3,888,448
CMO-REMIC Ser 3324-PB	5.500	06-15-30	AAA	10,988	11,053,833
Note	5.375	06-12-17	AAA	7,500	7,963,927

Government National
Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-15-13	AAA	471	493,415
30 Yr Pass Thru Ctf	11.000	01-15-14	AAA	68	78,075
30 Yr Pass Thru Ctf	11.000	12-15-15	AAA	350	403,471
30 Yr Pass Thru Ctf	7.000	05-15-29	AAA	1,079	1,144,328

See notes to financial statements

Government Income Fund | Semiannual report

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F I N A N C I A L   S T A T E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 19.81%			$70,381,560

(Cost $70,381,560)
Joint Repurchase Agreement 2.19%			7,763,000

Joint Repurchase Agreement with UBS AG dated 11-30-07
at 3.050% to be repurchased at $7,764,973 on 12-3-07,
collateralized by $5,942,409 of U.S. Treasury Inflation
Indexed Note, 3.875%, due 1-15-09 (Valued at $7,918,260,
including interest)	3.050%	$7,763	7,763,000

		Shares
Cash Equivalents 17.62%			62,618,560

John Hancock Cash Investment Trust (T)(W)		62,618,560	62,618,560

Total investments (Cost $409,208,660) 117.35%			$416,872,413

Other assets and liabilities, net (17.35%)			($61,634,089)

Total net assets 100.00%			$355,238,324

The percentage shown for each investment category is the total value of that category as a perecentage of the net assets of the Fund.

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.

(L) All or a portion of this security is on loan as of November 30, 2007.

(P) Represents rate in effect on November 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

See notes to financial statements

Semiannual report | Government Income Fund

13

Financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities 11-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $346,590,100) including
$61,310,911 of securities loaned (Note 2)	$354,253,853
Investments in affiliated issuers, at value (cost $62,618,560)	62,618,560
Total investments, at value (cost $409,208,660)	416,872,413
Cash collateral at broker for future contracts (Note 2)	600,000
Receivable for investments sold	32,873
Receivable for shares sold	1,099,229
Interest receivable	2,209,794
Other assets	201,383
Total assets	421,015,692

Liabilities

Due to custodian	851
Payable for shares repurchased	1,291,582
Payable upon return of securities loaned (Note 2)	62,618,560
Dividends payable	1,355,192
Payable for futures variation margin (Note 2)	37,500
Payable to affiliates
Management fees	220,217
Distribution and service fees	8,836
Other	52,557
Other payables and accrued expenses	192,073
Total liabilities	65,777,368

Net assets

Capital paid-in	401,145,460
Accumulated net realized loss on investments and financial futures contracts	(53,402,796)
Net unrealized appreciation of investments and financial futures contracts	7,790,806
Distributions in excess of net investment income	(295,146)
Net assets	$355,238,324

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($330,834,965 ÷ 36,395,864 shares)	$9.09
Class B ($17,247,920 ÷ 1,897,652 shares)[1]	$9.09
Class C ($7,155,439 ÷ 787,252 shares)[1]	$9.09

Maximum offering price per share

Class A2 ($9.09 ÷ 95.5%)	$9.52

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Government Income Fund | Semiannual report

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F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 11-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Interest	$9,728,474
Securities lending	51,862

Total investment income	9,780,336

Expenses

Investment management fees (Note 3)	1,048,374
Distribution and service fees (Note 3)	519,405
Transfer agent fees (Note 3)	284,056
Accounting and legal services fees (Note 3)	21,015
Custodian fees	37,949
Printing fees	26,292
Professional fees	20,021
Blue sky fees	17,479
Trustees’ fees	9,454
Miscellaneous	16,619

Total expenses	2,000,664
Less expense reductions (Note 3)	(101,413)

Net expenses	1,899,251

Net investment income	7,881,085

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(2,473,082)
Financial futures contracts	407,657
(2,065,425)
Change in net unrealized appreciation of
Investments	10,730,932
Financial futures contracts	160,601
10,891,533
Net realized and unrealized gain	8,826,108

Increase in net assets from operations	$16,707,193

1 Semiannual period from 6-1-07 to 11-30-07. Unaudited.

See notes to financial statements

Semiannual report | Government Income Fund

15

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	5-31-07	11-30-07[1]

Increase (decrease) in net assets

From operations
Net investment income	$16,754,934	$7,881,085
Net realized loss	(569,350)	(2,065,425)
Change in net unrealized appreciation (depreciation)	4,327,726	10,891,533
Increase in net assets resulting from operations	20,513,310	16,707,193
Distributions to shareholders
From net investment income
Class A	(15,851,709)	(7,557,916)
Class B	(903,887)	(354,083)
Class C	(211,834)	(116,648)
	(16,967,430)	(8,028,647)
From Fund share transactions (Note 4)	(41,547,697)	2,794,261

Total increase (decrease)	(38,001,817)	11,472,807

Net assets
Beginning of period	381,767,334	343,765,517

End of period[2]	$343,765,517	$355,238,324

1 Semiannual period from 6-1-07 to 11-30-07. Unaudited.

2 Includes distributions in excess of net investment income of $147,584 and $295,146, respectively.

See notes to financial statements

Government Income Fund | Semiannual report

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	5-31-03[1]	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	11-30-07[2]

Per share operating performance

Net asset value, beginning of period	$9.21	$9.82	$9.16	$9.26	$8.79	$8.87
Net investment income[3]	0.36	0.30	0.33	0.36	0.41	0.21
Net realized and unrealized
gain (loss) on investments	0.65	(0.61)	0.15	(0.45)	0.09	0.22
Total from investment operations	1.01	(0.31)	0.48	(0.09)	0.50	0.43
Less distributions
From net investment income	(0.40)	(0.35)	(0.38)	(0.38)	(0.42)	(0.21)
Net asset value, end of period	$9.82	$9.16	$9.26	$8.79	$8.87	$9.09
Total return[4,5] (%)	11.12	(3.13)	5.31	(0.99)	5.76	4.91[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$565	$456	$415	$349	$320	$331
Ratio of net expenses to average
net assets (%)	1.04	1.07	1.07	1.08	1.05	1.05[7]
Ratio of gross expenses to average
net assets[8] (%)	1.17	1.17	1.12	1.12	1.10	1.11[7]
Ratio of net investment income
to average net assets (%)	3.76	3.20	3.57	4.00	4.64	4.63[7]
Portfolio turnover (%)	400	411	316	209	168[9]	93[6]

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 6-1-07 to 11-30-07. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 The portfolio turnover rate including the effect of forward commitment trades is 172% for the year ended May 31, 2007. Prior years exclude the effect of forward commitment trades.

See notes to financial statements

Semiannual report | Government Income Fund

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	5-31-03[1]	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	11-30-07[2]

Per share operating performance

Net asset value, beginning of period	$9.21	$9.82	$9.16	$9.26	$8.79	$8.87
Net investment income[3]	0.28	0.23	0.26	0.29	0.34	0.18
Net realized and unrealized
gain (loss) on investments	0.65	(0.61)	0.15	(0.44)	0.09	0.22
Total from investment operations	0.93	(0.38)	0.41	(0.15)	0.43	0.40
Less distributions
From net investment income	(0.32)	(0.28)	(0.31)	(0.32)	(0.35)	(0.18)
Net asset value, end of period	$9.82	$9.16	$9.26	$8.79	$8.87	$9.09
Total return[4,5] (%)	10.30	(3.85)	4.53	(1.73)	4.98	4.52[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$128	$63	$44	$28	$19	$17
Ratio of net expenses to average
net assets (%)	1.79	1.82	1.82	1.83	1.80	1.80[7]
Ratio of gross expenses to average
net assets[8] (%)	1.92	1.92	1.87	1.87	1.85	1.86[7]
Ratio of net investment income
to average net assets (%)	2.97	2.39	2.82	3.23	3.88	3.88[7]
Portfolio turnover (%)	400	411	316	209	168[9]	93[6]

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 6-1-07 to 11-30-07. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 The portfolio turnover rate including the effect of forward commitment trades is 172% for the year ended May 31, 2007. Prior years exclude the effect of forward commitment trades.

See notes to financial statements

Government Income Fund | Semiannual report

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	5-31-03[1]	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	11-30-07[2]

Per share operating performance

Net asset value, beginning of period	$9.21	$9.82	$9.16	$9.26	$8.79	$8.86
Net investment income[3]	0.27	0.22	0.26	0.29	0.34	0.18
Net realized and unrealized
gain (loss) on investments	0.66	(0.60)	0.15	(0.44)	0.08	0.23
Total from investment operations	0.93	(0.38)	0.41	(0.15)	0.42	0.41
Less distributions
From net investment income	(0.32)	(0.28)	(0.31)	(0.32)	(0.35)	(0.18)
Net asset value, end of period	$9.82	$9.16	$9.26	$8.79	$8.86	$9.09
Total return[4,5] (%)	10.30	(3.85)	4.53	(1.73)	4.98	4.52[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$26	$8	$6	$5	$5	$7
Ratio of net expenses to average
net assets (%)	1.79	1.82	1.82	1.83	1.80	1.80[7]
Ratio of gross expenses to average
net assets[8] (%)	1.92	1.92	1.87	1.87	1.85	1.86[7]
Ratio of net investment income
to average net assets (%)	2.86	2.31	2.83	3.24	3.91	3.88[7]
Portfolio turnover (%)	400	411	316	209	168[9]	93[6]

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 6-1-07 to 11-30-07. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 The portfolio turnover rate including the effect of forward commitment trades is 172% for the year ended May 31, 2007. Prior years exclude the effect of forward commitment trades.

See notes to financial statements

Semiannual report | Government Income Fund

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Notes to financial statements (unaudited)

Note 1 Organization

John Hancock Government Income Fund (the Fund) is a diversified series of John Hancock Bond Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to earn a high level of current income consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B and Class C shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. Debt securities are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

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Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2007.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a

Semiannual report | Government Income Fund

21

portion of interest on the investment of any cash received as collateral.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The Fund had the following financial futures contracts open on November 30, 2007:

	NUMBER OF
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	APPRECIATION

U.S. 10-year Treasury Note	300	Long	Mar 2008	$ 68,214
U.S. 10-year Treasury Note	300	Long	Mar 2008	58,839
Total				$127,053

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $50,250,767 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: May 31, 2008 — $12,181,718, May 31, 2009 — $13,270,046, May 31, 2012 — $4,248,579, May 31, 2013 — $4,467,829, May 31, 2014 — $9,620,557 and May 31, 2015 — $6,462,038.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of FIN 48 for regulated investment companies for an additional six months. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund’s net assets, results of operations and financial statement disclosures.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently

Government Income Fund | Semiannual report

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evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statement disclosures.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. All premiums and discounts are amortized/accreted for financial reporting. The Fund may place a security on non-accrual status and reduce related investment income by ceasing current accruals and/or writing off interest, or dividends receivable, when the collection of income has become doubtful.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2007, the tax character of distributions paid was as follows: ordinary income $16,967,430. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $300,000,000 of the Fund’s average daily net asset value and (b) 0.50% of the Fund’s average daily net asset value in excess of $300,000,000. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Adviser has agreed to limit the management fee to 0.55% of the Fund’s average daily net asset value, at least until September 30, 2008. Accordingly, the expense reductions related to management fee limitation amounted to $101,413 for the period ended November 30, 2007. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as de-fined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described above for the period ended November 30, 2007 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$264,490	$400,780
Class B	14,741	89,240
Class C	4,825	29,385
Total	$284,056	$519,405

Class A shares are assessed up-front sales charges. During the period ended November 30, 2007, JH Funds received net up-front sales charges of $41,076 with regard to sales of Class A shares. Of this amount,

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23

$4,647 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $24,233 was paid as sales commissions to unrelated broker-dealers and $12,196 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2007, CDSCs received by JH Funds amounted to $21,645 for Class B shares and $1,181 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The Fund pays a monthly fee which is based on an annual rate of $16.00 for each Class A shareholder account, $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account. The Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $21,015 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Government Income Fund | Semiannual report

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Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended May 31, 2007, and period ended November 30, 2007, along with the corresponding dollar value.

	Year ended 5-31-07		Period ended 11-30-07 [1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,919,640	$17,139,598	2,690,300	$23,954,480
Distributions reinvested	1,347,661	12,029,525	653,076	5,820,524
Repurchased	(6,950,411)	(62,012,842)	(2,992,601)	(26,629,767)
Net increase (decrease)	(3,683,110)	($32,843,719)	350,775	$3,145,237

Class B shares

Sold	231,726	$2,078,034	186,877	$1,662,143
Distributions reinvested	82,013	731,833	32,506	289,493
Repurchased	(1,371,944)	(12,235,736)	(430,141)	(3,818,647)
Net decrease	(1,058,205)	($9,425,869)	(210,758)	($1,867,011)

Class C shares

Sold	320,924	$2,867,772	510,185	$4,549,739
Distributions reinvested	20,385	182,070	11,102	98,993
Repurchased	(260,975)	(2,327,951)	(351,731)	(3,132,697)
Net increase	80,334	$721,891	169,556	$1,516,035

Net increase (decrease)	(4,660,981)	($41,547,697)	309,573	$2,794,261

1Semiannual period from 6-1-07 to 11-30-07. Unaudited.

Note 5
Purchases and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2007, aggregated $216,360,072 and $200,044,127, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $98,211,822 and $107,773,552, respectively, during the period ended November 30, 2007.

The cost of investments owned on November 30, 2007, including short-term investments, for federal income tax purposes was $409,687,995. Gross unrealized appreciation and depreciation of investments aggregated $7,770,255 and $585,837, respectively, resulting in net unrealized appreciation of $7,184,418. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to amortization of premiums and accretion of discounts on debt securities.

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25

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Government
Income Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment Subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Government Income Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance,

Government Income Fund | Semiannual report

26

compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 3-, 5- and 10-year periods ended December 31, 2006, although generally competitive, was lower than the performance of the Peer Group and Category medians, and its benchmark index, the Lehman Brothers Government Bond Index. The Board favorably viewed that the Fund’s more recent performance during the 1-year period was higher than the performance of the Peer Group median and benchmark index. The Board also noted that the Fund’s performance was lower than the performance of the Category median.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Category and equal to the median rate of the Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the Category median. The Board also noted that the Fund’s Gross Expense Ratio was lower than the Peer Group median and the Net Expense Ratio was not appreciably higher than the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment Subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment Subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a

Semiannual report | Government Income Fund

27

comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Government Income Fund | Semiannual report

28

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Interim Chairman	Chief Financial Officer	The Bank of New York
James R. Boyle†	Gordon M. Shone	One Wall Street
William H. Cunningham	Treasurer	New York, NY 10286
Charles L. Ladner*	John G. Vrysen	Transfer agent
Dr. John A. Moore*	Chief Operating Officer	John Hancock Signature
Patti McGill Peterson*		Services, Inc.
Steven R. Pruchansky	Investment adviser	P.O. Box 9510
	John Hancock Advisers, LLC	Portsmouth, NH 03802-9510
*Members of the Audit Committee	601 Congress Street
†Non-Independent Trustee	Boston, MA 02210-2805	Legal counsel
Kirkpatrick & Lockhart
Officers	Subadviser	Preston Gates Ellis LLP
Keith F. Hartstein	MFC Global Investment	One Lincoln Street
President and	Management (U.S.), LLC	Boston, MA 02111-2950
Chief Executive Officer	101 Huntington Avenue
Thomas M. Kinzler	Boston, MA 02199
Secretary and Chief Legal Officer
Francis V. Knox, Jr.	Principal distributor
Chief Compliance Officer	John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Semiannual report | Government Income Fund

29

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Government Income Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

560SA 11/07
1/08

John Hancock

MUTUAL FUNDS

John Hancock
High Yield Fund

Semiannual Report

11.30.07

A look at performance

For the periods ended November 30, 2007

		Average annual returns				Cumulative total returns					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since					Since	as of
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception	11-30-07

A	6-30-93	–0.30%	13.67%	5.59%	—	–8.03%	–0.30%	89.91%	72.25%	—	6.67%

B	10-26-87	–1.22	13.64	5.44	—	–8.72	–1.22	89.50	69.90	—	6.22

C	5-1-98	2.63	13.87	—	4.57%	–5.00	2.63	91.43	—	53.42%	6.22

I1	8-27-07	—	—	—	—	—	—	—	—	–0.64	7.25

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The gross expenses are as follows: Class A —0.93%, Class B — 1.68%, Class C — 1.68%, Class I — 0.62% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

High Yield Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in High Yield Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Merrill Lynch U.S. High Yield Master II Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	11-30-97	$16,990	$16,990	$17,226

C2	5-1-98	15,342	15,342	16,488

I3	8-27-07	10,034	9,936	10,112

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of November 30, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Merrill Lynch U.S. High Yield Master II Index is an index composed of U.S. currency high yield bonds issued by U.S. and non-U.S. issuers.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I share prospectus.

Semiannual report | High Yield Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2007, with the same investment held until November 30, 2007.

	Account value	Ending value	Expenses paid during
	on 6-1-07	on 11-30-07	period ended 11-30-07[1]

Class A	$1,000.00	$963.00	$4.71

Class B	1,000.00	959.30	8.33

Class C	1,000.00	959.30	8.33

Class I	1,000.00	1,003.40	1.70

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

High Yield Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2007, with the same investment held until November 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-07	on 11-30-07	period ended 11-30-07[1]

Class A	$1,000.00	$1,020.20	$4.85

Class B	1,000.00	1,016.50	8.57

Class C	1,000.00	1,016.50	8.57

Class I	1,000.00	1,011.20	1.71

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.95%, 1.70%, 1.70% and 0.66% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Semiannual report | High Yield Fund

Portfolio summary

Top 10 issuers[1]

Northwest Airlines, Inc.	5.5%	AMR Corp.	3.0%

Rural Cellular Corp.	5.0%	Dobson Communications Corp.	2.7%

UAL Corp.	4.7%	Brazil, Federative Republic of	1.8%

Freeport-McMoRan		XM Satellite Radio, Inc.	1.8%
Copper & Gold, Inc.	3.4%

XM Satellite Radio Holdings, Inc.	3.1%	Comcast Corp.	1.7%

Sector distribution[1]

Consumer discretionary	39%	Consumer staples	2%

Industrials	16%	Health care	2%

Materials	13%	Foreign government	2%

Telecommunication services	13%	Energy	2%

Financials	8%	Utilities	1%

Quality distribution[1]

AAA	2%

BB	9%

B	26%

CCC	38%

CC	1%

D	5%

1 As a percentage of net assets on November 30, 2007.

High Yield Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 11-30-07 (unaudited)

This schedule is divided into nine main categories: bonds, defaulted bonds beyond maturity date, common stocks, lessor equipment trust certificates, preferred stocks, tax-exempt long-term bonds, tranche loans, warrants and short-term investments. Bonds, common stocks, lessor equipment trust certificates, preferred stocks, tax-exempt long-term bonds, tranche loans and warrants are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 68.43%					$1,002,523,412
(Cost $1,070,804,943)

Advertising 0.43%					6,235,000

Vertis, Inc.,
Gtd Sr Note Ser B	10.875%	06-15-09	CCC	$5,000	3,275,000
Sub Note (S)	13.500	12-07-09	Caa3	9,250	2,960,000

Aerospace & Defense 0.62%					9,000,000

AAR Corp.,
Note	6.875	12-15-07	BB	9,000	9,000,000

Airlines 11.97%					175,351,512

Alaska Airlines, Inc.,
Equip Trust Ctf Ser A	9.500	04-12-10	B+	4,446	4,340,026
Equip Trust Ctf Ser D	9.500	04-12-12	B+	3,748	3,600,541

American Airlines, Inc.,
Equip Trust Ser 1990-K	9.930	06-15-10	CCC+	1,500	1,485,000
Pass Thru Ctf Ser 1988-A4	10.210	01-01-10	CCC+	2,867	2,837,860
Pass Thru Ctf Ser 1991-B2 (S)	10.320	07-30-14	CCC+	5,081	5,081,000
Pass Thru Ctf Ser 1992-A1	8.080	09-11-11	B–	1,635	1,601,870
Pass Thru Ctf Ser 1994-A5	10.190	05-26-16	B–	4,211	4,126,780

AMR Corp.,
Conv Sr Note (S)	4.250	09-23-23	CCC+	6,900	9,263,250
Conv Sr Note	4.250	09-23-23	CCC+	26,240	35,227,200

GOL Finance,
Gtd Note (Brazil) (F)(S)	8.750	04-29-49	Ba2	12,465	11,841,750

KLM Royal Dutch Airlines NV,
Sr Sub Deb (Switzerland) (D)(G)	2.125	12-29-49	B–	1,680	741,689

Northwest Airlines, Inc.,
Conv Sr Note (G)	Zero	11-15-23	D	45,535	1,707,563
Gtd Conv Sr Note (G)	Zero	05-15-23	D	15,437	560,363
Gtd Lease Rejection Claim Ctf
(N666US) (G)	Zero	11-30-07	D	15,890	576,807
Gtd Sr Note (G)	Zero	02-01-09	D	7,250	280,938
Note (G)	Zero	03-15-08	D	1,915	74,206
Stub-claim (G)	Zero	06-01-99	D	32,071	1,242,751
Stub-claim (G)	Zero	06-01-99	D	43,785	1,751,400

See notes to financial statements

Semiannual report | High Yield Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Airlines (continued)

UAL Corp.,
Gtd Conv Sr Sub Note (S)	4.500%	06-30-21	CCC+	$27,570	$37,315,995
Gtd Conv Sr Sub Note	4.500	06-30-21	CCC+	23,708	32,088,778

United Air Lines, Inc.,
Pass Thru Ctf Ser 2000-2 Class C	Zero	12-31-49	Caa2	14,059	13,075,039

US Airways, Inc.,
Pass Thru Ctf Ser 1998-1 Class C	6.820	01-30-14	B+	7,297	6,530,706

Aluminum 0.87%					12,800,075

CII Carbon, Inc.,
Gtd Sr Sub Note (S)	11.125	11-15-15	CCC+	12,995	12,800,075

Auto Parts & Equipment 0.60%					8,753,700

Exide Technologies,
Sr Sec Note Ser B	10.500	03-15-13	CCC+	4,800	4,584,000

Federal-Mogul Corp.,
Gtd Sr Note (G)(H)	Zero	01-15-09	D	1,885	1,545,700
Note (G)(H)	7.875	07-01-10	D	3,200	2,624,000

Broadcasting & Cable TV 11.09%					162,526,972

Canadian Satellite Radio
Holdings, Inc.,
Sr Note (Canada) (F)(G)	12.750	02-15-14	CCC+	13,500	13,365,000
Sr Note (Canada) (F)(G)	8.000	09-10-14	CCC+	6,400	6,400,320

CCO Holdings, LLC/CCO Holdings
Capital Corp.,
Sr Note	8.750	11-15-13	CCC	10,000	9,775,000

Charter Communications Holdings,
LLC/Charter Communications
Capital Corp.,
Sr Disc Note	9.920	04-01-11	CCC	2,490	1,904,850
Sr Note	10.750	10-01-09	CCC	17,700	15,708,750

Charter Communications Holdings
I, LLC,
Gtd Sr Note (L)	13.500	01-15-14	CCC	5,745	4,394,925
Gtd Sr Note	12.125	01-15-15	CCC	3,050	2,104,500
Gtd Sr Note	11.750	05-15-14	CCC	5,260	3,576,800
Gtd Sr Note (G)	11.000	10-01-15	CCC	4,466	3,874,255
Gtd Sr Note	10.000	05-15-14	CCC	8,715	5,555,812
Gtd Sr Note	9.920	04-01-14	CCC	6,376	4,064,700
Gtd Sr Sec Note	11.000	10-01-15	CCC	22,678	19,729,860

Charter Communications Holdings
II, LLC/Charter Communications
Capital Corp.,
Sr Note	10.250	09-15-10	CCC	5,000	4,937,500

Mobile Satellite Ventures LP,
Sr Sec Disc Note, Step Coupon
(14.00%, 04-01-10) (G)(O)(S)	Zero	04-01-13	CCC	3,600	2,412,000

Pegasus Satellite
Communications, Inc.,
Sr Note (G)(H)(S)	Zero	01-15-10	D	10,250	7,688

Sirius Satellite Radio, Inc.,
Sr Note	9.625	08-01-13	CCC	16,470	15,934,725

See notes to financial statements

High Yield Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Broadcasting & Cable TV (continued)

XM Satellite Radio, Inc.,
Gtd Sr Note	9.750%	05-01-14	CCC	$17,840	$17,840,000
Gtd Sr Note (P)	9.411	05-01-13	CCC	8,080	7,878,000
Sr Sec Note (G)	10.000	06-01-13	CCC	3,000	3,015,000

XM Satellite Radio
Holdings, Inc.,
Conv Sr Note	1.750	12-01-09	CCC–	20,190	18,095,287

Young Broadcasting, Inc.,
Gtd Sr Sub Note	10.000	03-01-11	CCC–	2,440	1,952,000

Casinos & Gaming 8.08%					118,298,116

Fountainebleau Las Vegas,
Note (S)	10.250	06-15-15	CCC+	15,435	13,659,975
Sr Note (B)(G)	12.000	06-01-22	CCC+	11,065	9,405,250

Greektown Holdings, LLC,
Sr Note (S)	10.750	12-01-13	CCC+	11,520	11,232,000

Indiana Downs Capital
Corp./Indianapolis Downs, LLC,
Sr Sec Note (S)	11.000	11-01-12	B	4,330	4,221,750

Indianapolis Downs Capital, LLC,
Sr Sub Note (S)	15.500	11-01-13	CCC+	500	512,500

Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note	7.000	03-01-14	B	5,670	4,847,850

Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B–	515	504,700

Little Traverse Bay Bands of
Odawa Indians,
Sr Note (S)	10.250	02-15-14	B	7,900	7,979,000

Majestic Holdco, LLC,
Gtd Sr Sec Note, Step Coupon
(12.50%, 10-15-08) (O)(S)	Zero	10-15-11	CCC	10,000	6,800,000

Majestic Star Casino, LLC,
Gtd Sr Sec Note	9.500	10-15-10	B+	16,980	16,343,250

Majestic Star Casino,
LLC/Majestic Star Casino Capital
II, LLC,
Sr Note	9.750	01-15-11	CCC	8,675	6,853,250

MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B	350	350,000
Gtd Sr Sub Note Ser B	9.000	06-01-12	B–	2,850	2,707,500

Seminole Hard Rock Entertainment,
Sr Sec Note (P)(S)	8.194	03-15-14	BB	2,850	2,736,000

Silver Slipper Casino,
Note (B)(G)	13.000	12-17-09	Caa1	4,373	4,467,729

Tropicana Entertainment,
LLC/Tropicana Finance Corp.,
Sr Sub Note	9.625	12-15-14	CCC	1,895	1,317,025

Trump Entertainment
Resorts, Inc.,
Gtd Sr Sec Note	8.500	06-01-15	B	28,075	22,249,437

Turning Stone Resort & Casino,
Sr Note (S)	9.125	09-15-14	B+	2,090	2,110,900

See notes to financial statements

Semiannual report | High Yield Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Commercial Printing 0.80%					$11,754,125

Quebecor World Capital Corp.,
Gtd Sr Note (Canada) (F)	6.125%	11-15-13	B–	$13,200	10,362,000
Sr Note (Canada) (F)(S)	8.750	03-15-16	B–	1,850	1,392,125

Commodity Chemicals 0.58%					8,508,470

Applied Extrusion
Technologies, Inc.,
Sr Note (B)(G)(L)(S)	12.000	03-15-12	CCC+	536	501,870

Braskem SA,
Note (Brazil) (F)(S)	11.750	01-22-14	BB+	5,600	6,748,000

Sterling Chemicals, Inc.,
Gtd Sr Sec Note (S)	10.250	04-01-15	B–	1,240	1,258,600

Diversified Commercial & Professional Services 0.57%					8,383,800

MSX International, Inc.,
Gtd Sr Sec Note (S)	12.500	04-01-12	CCC+	4,230	3,976,200

Muzak, LLC/Muzak Finance Corp.,
Gtd Sr Sub Note	9.875	03-15-09	CCC–	7,346	4,407,600

Diversified Metals & Mining 0.73%					10,737,786

Katanga Mining Ltd.,
Sr Sub Note (Canada) (D)(G)	14.000	11-30-13	Caa1	2,171	2,149,457
Sub Note (Canada) (D)(G)	14.000	11-30-13	Caa1	2,000	1,980,099

New Gold, Inc.,
Sr Note (Canada) (D)(G)	10.000	06-28-17	CCC+	7,820	6,608,230

Drug Retail 0.61%					8,968,050

Duane Reade, Inc.,
Sr Sub Note	9.750	08-01-11	CC	9,855	8,968,050

Electric Utilities 0.63%					9,194,150

Orion Power Holdings, Inc.,
Sr Note	12.000	05-01-10	B	8,435	9,194,150

Environmental & Facilities Services 0.19%					2,753,625

Blaze Recycling & Metals, Inc.,
Sr Sec Note (G)(S)	10.875	07-15-12	B	2,675	2,447,625

Casella Waste Systems, Inc.,
Sr Sub Note	9.750	02-01-13	B	300	306,000

Food Distributors 0.31%					4,536,000

Mastellone Hermanos SA,
Gtd Sr Note Ser A-2
(Argentina) (F)(G)	8.000	06-30-12	B	6,480	4,536,000

Foreign Government 1.78%					26,016,623

Brazil, Federative Republic of,
Bond (Brazil) (D)	12.500	01-05-16	BB+	44,000	26,016,623

Forest Products 0.07%					1,006,525

Tembec Industries, Inc.,
Gtd Sr Note (Canada) (F)	8.500	02-01-11	CCC–	2,470	1,006,525

See notes to financial statements

High Yield Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Health Care Facilities 0.68%					$9,952,500

Community Health Systems, Inc.,
Gtd Sr Sub Note	8.875%	07-15-15	B–	$750	757,500

HealthSouth Corp.,
Gtd Sr Note	11.409	06-15-14	CCC+	5,000	5,075,000
Gtd Sr Note	10.750	06-15-16	CCC+	4,000	4,120,000

Health Care Services 0.53%					7,830,600

Alliance Imaging, Inc.,
Sr Sub Note	7.250	12-15-12	B–	5,860	5,449,800
Sr Sub Note (M)	7.250	12-15-12	B–	2,560	2,380,800

Home Furnishings 0.00%					0

Imperial Home Decor Group, Inc.,
Gtd Sr Sub Note Ser B (B)(G)(H)	Zero	03-15-08	D	4,875	0

Housewares & Specialties 0.67%					9,813,875

Vitro SA de CV,
Sr Note (Mexico) (F)	11.750	11-01-13	B	2,950	3,053,250
Sr Note (Mexico) (F)	9.125	02-01-17	B	7,250	6,760,625

Insurance Brokers 0.00%					50,000

SIG Capital Trust I,
Gtd Trust Preferred
Security (B)(H)	Zero	08-15-27	D	5,000	50,000

Integrated Telecommunication Services 0.55%					8,130,000

West Corp.,
Gtd Sr Sub Note	11.000	10-15-16	B–	8,130	8,130,000

Investment Banking & Brokerage 0.36%					5,244,000

Goldman Sachs & Co.,
Sr Note (G)	Zero	10-20-37	B	12,000	5,244,000

Metal & Glass Containers 0.36%					5,210,925

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B–	5,185	5,210,925

Movies & Entertainment 0.36%					5,212,150

Cinemark, Inc.,
Sr Disc Note, Step Coupon (9.75%,
03-15-09) (O)	Zero	03-15-14	CCC+	3,110	2,892,300

Marquee Holdings, Inc.,
Sr Disc Note Ser B, Step Coupon
(12.00%, 08-16-09) (O)	Zero	08-15-14	CCC+	2,795	2,319,850

Oil & Gas Exploration & Production 1.30%					19,081,850

Dominion Petroleum
Aquisitions Ltd.,
Sr Sec Conv Note Ser B (G)	8.500	10-01-11	B–	6,325	6,261,750

McMoRan Exploration Co.,
Conv Sr Note (G)(S)	6.000	07-02-08	B–	4,500	4,736,250
Conv Sr Note (G)	6.000	07-02-08	B–	500	526,250
Gtd Sr Note	11.875	11-15-14	CCC+	7,520	7,557,600

See notes to financial statements

Semiannual report | High Yield Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Other Diversified Financial Services 1.61%					$23,638,551

Buffalo Thunder Development
Authority,
Sr Sec Note (S)	9.375%	12-15-14	B	$5,485	4,936,500

FDR Management Group, LLC
Note (B)(G)	16.000	05-31-12	B	8,374	7,613,770

Residential Accredit Loans, Inc.,
CMO-REMIC Ser 2006-QO4 (G)(M)	Zero	11-20-37	CCC	63,000	9,450,000

TAM Capital, Inc.,
Gtd Note (Brazil) (F)(S)	7.375	04-25-17	BB–	1,875	1,638,281

Packaged Foods & Meats 0.26%					3,785,800

ASG Consolidated, LLC/ASG
Finance, Inc.,
Sr Disc Note, Step Coupon
(11.50%, 11-01-08) (O)	Zero	11-01-11	B–	4,115	3,785,800

Paper Packaging 0.80%					11,739,650

Clondalkin Acquisition BV,
Gtd Sr Sec Note (Netherlands)
(F)(P)(S)	7.694	12-15-13	B+	1,250	1,181,250

Jefferson Smurfit Corp.,
Gtd Sr Note	8.250	10-01-12	B–	2,800	2,772,000

Stone Container Corp.,
Sr Note	8.000	03-15-17	B–	6,290	6,038,400

U.S. Corrugated, Inc.,
Sr Sec Note	10.000	06-01-13	B	1,900	1,748,000
Paper Products 1.54%					22,541,778

Abitibi-Consolidated Co.
of Canada,
Gtd Sr Note (Canada) (F)	8.375	04-01-15	B	4,715	3,559,825

Abitibi-Consolidated of
Canada, Inc.,
Deb (Canada) (F)	8.850	08-01-30	B	3,000	2,130,000
Deb (Canada) (F)	7.400	04-01-18	B	3,500	2,380,000
Gtd Sr Note (Canada) (F)	7.750	06-15-11	B	3,000	2,430,000
Gtd Sr Note (Canada) (F)	6.000	06-20-13	B	4,880	3,342,800
Note (Canada) (F)	5.250	06-20-08	B	2,435	2,374,125

APP Finance (II) Mauritius Ltd.,
Gtd Bond (Mauritius) (F)(G)(H)	Zero	12-29-49	D	7,500	18,750

Newark Group, Inc.,
Sr Sub Note	9.750	03-15-14	B–	4,725	4,536,000

Pope & Talbot, Inc.,
Deb (G)(H)	8.375	06-01-13	CC	1,561	394,153
Sr Note (G)(H)	8.375	06-01-13	CC	5,450	1,376,125

Personal Products 0.01%					79,375

Global Health Sciences, Inc.,
Gtd Sr Note (B)(G)(H)	Zero	05-01-08	D	3,175	79,375

Photographic Products 0.01%					180,000

PCA, LLC/PCA Finance Corp.,
Gtd Sr Note (G)(H)	Zero	08-01-09	D	3,000	180,000

See notes to financial statements

High Yield Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Publishing 0.67%					$9,812,825

Idearc, Inc.,
Gtd Sr Note	8.000%	11-15-16	B+	$10,495	9,812,825

Real Estate Management & Development 0.28%					4,161,225

Realogy Corp.,
Sr Note REIT (S)	10.500	04-15-14	CCC+	3,480	2,618,700
Sr Sub Note REIT (S)	12.375	04-15-15	CCC+	2,355	1,542,525

Specialized Finance 0.64%					9,343,130

UCAR Finance, Inc.,
Gtd Sr Note	10.250	02-15-12	B	9,071	9,343,130

Specialty Chemicals 1.74%					25,479,362

American Pacific Corp.,
Gtd Sr Note	9.000	02-01-15	B	20,345	20,599,312

Tronox Worldwide, LLC/Tronox
Finance Corp.,
Gtd Sr Note	9.500	12-01-12	B	5,110	4,880,050

Steel 0.97%					14,252,396

LTV Corp. (The),
Gtd Sr Sub Note (B)(G)(H)	Zero	11-15-09	D	9,700	14,550

WCI Steel Acquisition, Inc.,
Sr Sec Note (G)	8.000	05-01-16	B+	14,455	14,237,846

Thrifts & Mortgage Finance 4.99%					73,162,673

American Home Mortgage Assets,
CMO-REMIC Ser 2006-6-XP IO	2.221	12-25-46	AAA	80,256	3,962,653

Countrywide Alternative
Loan Trust,
CMO-REMIC Ser 2006-OA12-X IO	2.796	09-20-46	AAA	212,723	10,037,846

DB Master Finance, LLC,
Sub Bond Ser 2006-1-M1 (S)	8.285	06-20-31	BB	4,430	4,480,458

Dominos Pizza Master Issuer, LLC,
Sub Bond Ser 2007-1-M1 (S)	7.629	04-25-37	BB	12,710	12,293,303

Global Tower Partners Acquisition
Partners, LLC,
CMO-REMIC Sub Bond
Ser 2007-1A-G (S)	7.870	05-15-37	B2	1,945	1,881,340

Goldman Sachs Mortgage
Securities Corp.,
CMO-REMIC Ser 2006-NIM3-N3 (S)	8.112	06-25-46	Ba2	980	943,250

HarborView Mortgage Loan Trust,
CMO-REMIC Ser 2006-4-X1 IO	2.478	05-19-47	AAA	172,317	7,215,779
CMO-REMIC Ser 2007-4-ES IO (G)	0.304	07-19-47	AAA	292,851	2,608,203
CMO-REMIC Ser 2007-6-ES IO (G)(S)	0.293	11-19-15	AAA	207,921	1,591,893
CMO-REMIC Sub Bond Ser 2007-3-ES
IO (G)	0.350	05-19-47	AAA	293,737	2,248,922

IndyMac Index NIM Corp.,
CMO-REMIC Ser 2006-AR6-N3 (Cayman
Islands) (F)(S)	8.833	06-25-46	BB	4,480	4,384,800

See notes to financial statements

Semiannual report | High Yield Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)

Lehman XS Net Interest
Margin Notes,
CMO-REMIC Ser 2006-GPM8-A3
(Cayman Islands) (F)(S)	9.000%	01-28-47	Ba3	$2,470	$2,332,606
CMO-REMIC Ser 2006-GPM8-A4
(Cayman Islands) (F)(S)	9.000	01-28-47	B2	1,730	1,589,438

SBA CMBS Trust,
CMO-REMIC Sub Bond
Ser 2006-1A-H (S)	7.389	11-15-36	Ba3	5,460	5,102,419
CMO-REMIC Sub Bond
Ser 2006-1A-J (S)	7.825	11-15-36	B1	4,045	3,776,622

Washington Mutual, Inc.,
CMO-REMIC Ser 2006-AR8-CX2P IO	1.553	10-25-46	AAA	145,338	5,359,323
CMO-REMIC Ser 2007-OA5-1XPP IO	0.689	06-25-47	Aaa	260,134	3,353,818

Tobacco 1.09%					15,943,676

Alliance One International, Inc.,
Gtd Sr Note	11.000	05-15-12	B	3,850	4,042,500
Gtd Sr Note	8.500	05-15-12	B	3,160	3,065,200

North Atlantic Holdings, Inc.,
Sr Disc Note, Step Coupon
(12.25%, 03-01-08) (G)(O)	Zero	03-01-14	Ca	1,300	949,000

North Atlantic Trading Co., Inc.,
Sr Note (G)(S)	10.000	03-01-12	Caa3	8,390	7,886,976

Transportation 0.97%					14,225,850

Travelport, LLC,
Gtd Sr Note	9.875	09-01-14	CCC+	14,085	14,225,850
Water Utilities 0.42%					6,135,000

Compania de Saneamento Basico do
Estado de Sao Paulo,
Note (Brazil) (F)(S)	12.000	06-20-08	BB–	6,000	6,135,000
Wireless Telecommunication Services 7.69%					112,691,692

American Cellular Corp.,
Sr Note Ser B	10.000	08-01-11	CCC	3,300	3,456,750

Centennial Communications Corp.,
Sr Note (P)	10.981	01-01-13	CCC+	11,420	11,676,950
Sr Note	10.000	01-01-13	CCC+	4,705	4,893,200

Cricket Communications, Inc.,
Gtd Sr Note	9.375	11-01-14	CCC	4,785	4,450,050

Digicel Group, Ltd.,
Sr Note (Bermuda) (F)(S)	8.875	01-15-15	Caa2	6,650	5,951,750

Dobson Cellular Systems, Inc.,
Gtd Sr Sec Note	9.875	11-01-12	B–	3,375	3,687,188
Gtd Sr Sec Note	8.375	11-01-11	B+	1,275	1,367,438
Gtd Sr Sec Note Ser B	8.375	11-01-11	B+	1,860	1,994,850

Dobson Communications Corp.,
Sr Note	8.875	10-01-13	CCC	37,300	40,097,500

Grupo Iusacell SA de CV,
Sr Sec Note (Mexico) (F)(G)(S)	10.000	12-31-13	CCC–	3,192	3,016,432

See notes to financial statements

High Yield Fund | Semiannual report

F I N A N C I A L

S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Wireless Telecommunication Services (continued)

Rural Cellular Corp.,
Sr Sub Note (P)	10.661%	11-01-12	CCC	$8,840	$9,016,800
Sr Sub Note (P)(S)	8.580	06-01-13	CCC	18,530	18,807,950

Terrestar Networks, Inc.,
Sr Sec Note (G)(S)	15.000	02-15-14	CCC	3,995	4,274,834

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Defaulted bonds beyond maturity date (X) 0.19%					$2,871,259

(Cost $28,821,220)
Airlines 0.04%					632,240

Northwest Airlines, Inc.,
Gtd Note (G)(H)	8.700%	03-15-07	D	$15,806	632,240

Broadcasting & Cable TV 0.00%					26,519

Pegasus Satellite
Communications, Inc.,
Sr Disc Note (G)(H)	13.500	03-01-07	D	9,200	11,500
Sr Note (G)(H)	12.375	08-01-06	D	6,500	4,875

Xanadoo Co.,
Sr Note Ser B (G)(H)	12.500	08-01-07	D	13,525	10,144

Paper Products 0.15%					2,212,500

Indah Kiat Finance
Mauritius Ltd.,
Gtd Sr Note (Mauritius) (F)(G)(H)	10.000	07-01-07	D	6,000	600,000

Indah Kiat International
Finance Co.,
Gtd Sec Note Ser C (Netherlands)
(F)(G)(H)	12.500	06-15-06	D	2,500	1,275,000

Tjiwi Kimia Finance
Mauritius Ltd.,
Gtd Sr Note (Mauritius) (F)(G)(H)	10.000	08-01-04	D	1,500	75,000
Sr Note (Netherlands) (F)(G)(H)	13.250	08-01-01	D	5,250	262,500

Issuer				Shares	Value

Common stocks 16.88%					$247,178,485

(Cost $269,327,265)

Airlines 6.62%					96,994,903

Air France-KLM, ADR (France) (F)				174,118	6,247,354

ATA Holdings Corp. (I)				382,783	3,708,410

Northwest Airlines, Inc. (I)			4,394,905		79,899,373

Pinnacle Airlines Corp. (I)				439,100	7,139,766

Aluminum 0.01%					129,790

Golden Northwest Aluminum, Inc. (Class A) (B)(I)				43	289

Golden Northwest Aluminum, Inc. (Class B) (B)(I)				19,271	129,501

See notes to financial statements

Semiannual report | High Yield Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Broadcasting & Cable TV 5.07%		$74,257,108

Adelphia Communications Corp.
(Escrow Account) (I)	8,975	1,406,087

Canadian Satellite Radio Holdings, Inc. (Class A) (Canada) (F)(I)	602,071	3,522,291

Charter Communications, Inc. (Class A) (I)	9,227,790	12,180,683

Comcast Corp. (Special Class A) (I)	1,265,000	25,565,650

Granite Broadcasting Corp. (I)	11,688	350,640

Time Warner Cable, Inc. (Class A) (I)	173,701	4,521,437

XM Satellite Radio Holdings, Inc. (Class A) (I)	1,712,200	26,710,320

Casinos & Gaming 0.73%		10,622,952

Fountainebleau Las Vegas (B)(I)	249,211	2,541,952

Gabrielino Tribal Gaming Authority (Execurtion Investment) (B)(I)	90,000	90,000

Gabrielino Tribal Gaming Authority (Gaming Revenue Investment) (B)(I)	125,000	125,000

Isle of Capris Casinos, Inc. (I)	450,000	7,866,000

Commodity Chemicals 0.03%		362,044

Applied Extrusion Technologies, Inc. (Class A) (B)(I)(L)	51,082	362,044

Diversified Commercial & Professional Services 0.05%		748,958

FDR Management Group, LLC (B)(G)(I)	2,129,596	748,958

Diversified Metals & Mining 1.35%		19,819,933

Freeport-McMoRan Copper & Gold, Inc. (Class B)	200,343	19,819,933

Electric Utilities 0.00%		0

Mirant Corp. (B)(I)	10,500,000	0

Environmental & Facilities Services 0.16%		2,253,597

Kaiser Group Holdings, Inc.	81,949	2,253,597

Food Distributors 0.00%		188

RAB Holdings, Inc. (B)(I)	188	188

Industrial Machinery 0.00%		0

Glasstech, Inc. (Class B) (B)(I)(W)	4,430	0

Glasstech, Inc. (Class C) (B)(I)	10	0

Integrated Telecommunication Services 0.77%		11,266,529

Chunghwa Telecom Co., Ltd., ADR (Taiwan) (F)	565,305	11,266,529

Marine 0.21%		3,128,400

Paragon Shipping, Inc. (Greece) (F)(I)(S)	180,000	3,128,400

Oil & Gas Exploration & Production 0.42%		6,199,303

Dominion Petroleum Ltd. (Bermuda) (F)(I)	4,060,463	2,504,397

Po Valley Energy Ltd. (Australia) (F)(I)	3,100,000	3,694,906

Other Diversified Financial Services 0.04%		610,546

Adelphia Contingent Value Vehicle, Ser ACC-1 (I)	8,722,093	610,546

Paper Products 0.13%		1,885,850

APP China Group Ltd. (Bermuda) (B)(F)(I)	37,717	1,885,850

Publishing 0.39%		5,652,500

MediaNews Group, Inc. (I)	29,750	5,652,500

See notes to financial statements

High Yield Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer		Shares	Value

Specialty Chemicals 0.20%			2,947,350

American Pacific Corp. (I)		200,500	2,947,350

Wireless Telecommunication Services 0.70%			10,298,534

Sprint Nextel Corp.		633,751	9,835,816

USA Mobility, Inc.		35,081	462,718

		Par value
Issuer, description		(000)	Value

Lessor equipment trust certificates 0.00%			$6,061

(Cost $0)

Airlines 0.00%			6,061

US Airways, Inc.,		$606	6,061
Lessor Equip Trust Ctf (N436US)
(N437US) (N528US) (N651US) (N652US) (B)(H)

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 7.01%			$102,619,158
(Cost $75,530,417)

Airlines 0.01%			149,116

Northwest Airlines, Inc.,
9.50% (G)	D	143,381	149,116

Broadcasting & Cable TV 0.98%			14,375,194

Pegasus Satellite Communications,
Inc., 12.75%, Ser B (G)(H)	D	4,831	0

Xanadoo, 6.50%, Ser C (G)(H)	D	345,350	14,375,194

Diversified Metals & Mining 2.04%			29,780,496

Freeport McMoRan Copper & Gold,
Inc., 6.75%, Conv	B+	203,976	29,780,496
Food Distributors 0.00%			11,850

RAB Holdings, Inc., 11.00%, Ser C
(B)(G)(I)	D	79	11,850

Forest Products 0.77%			11,219,124

TimberWest Forest Corp., Unit
(Common Stock, Preferred Shares
& Sub Note) (Canada) (F)(G)	B–	729,900	11,219,124

Industrial Machinery 0.16%			2,374,145

Glasstech, Inc., 12.75%,
Ser B (B)(G)	B	4,475	2,231,145

Glasstech, Inc., Ser A (B)(G)(I)	B	143	143,000

Glasstech, Inc., Ser C (B)(G)(I)	B	11	0

Marine 0.00%			0

Pacific & Atlantic Holdings, Inc.
(B)(G)(I)	CCC	99,231	0

Wireless Telecommunication Services 3.05%			44,709,233

Rural Cellular Corp., 12.25%,
Payment-In-Kind	D	34,861	44,709,233

See notes to financial statements

Semiannual report | High Yield Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 0.16%					$2,270,680

(Cost $2,000,000)

Other Revenue 0.16%					2,270,680

Dallas-Fort Worth Texas
International Airport Facility
Improvement Corp.,
Rev Ref Airport Facil Imp	9.125%	05-01-29	CCC+	$2,000	2,270,680

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value

Tranche loans 5.67%					$83,042,218
(Cost $89,262,658)

Airlines 1.01%					14,713,482

Delta Air Lines, Inc.,
Tranche (2nd Lien Fac), 04-30-14 (G)			B	$4,988	4,759,501
Tranche A (Fac LN329495), 04-30-12			BB–	7,475	7,119,890

United Air Lines, Inc.,
Tranche B (Fac LN316631) 02-01-14			BB–	2,985	2,834,091

Apparel, Accessories & Luxury Goods 0.59%					8,680,317

Hanesbrands, Inc.,
Tranche B (Fac LN284920), 09-05-13			BB	5,983	5,809,755
Tranche B (Fac LN28492), 08-03-12 (G)			BB	500	485,562

HBI Branded Apparel Ltd., Inc.,
Tranche (2nd Lien Fac), 04-15-14			B	2,500	2,385,000

Broadcasting & Cable TV 0.08%					1,228,500

Sirius Satellite Radio, Inc.,
Tranche SIRI (Fac LN342596), 12-20-12			B	1,300	1,228,500

Casinos & Gaming 0.37%					5,347,097

Cannery Casino Resorts, LLC,
Tranche (2nd Lien Fac) 01-07-13 (G)			B–	2,500	2,362,500
Tranche A (Fac LN252037), 01-05-11 (G)			B–	3,143	2,984,597

Diversified Metals & Mining 0.51%					7,397,971

Thompson Creek Metals Co.,
Tranche A (1st Lien Note), 11-01-12 (G)			B	7,435	7,397,971

Education Services 0.40%					5,901,552

Riverdeep Interactive
Learning Ltd.,
Tranche B (Fac LN304747), 11-28-13			B	5,955	5,901,552

Health Care Facilities 0.63%					9,193,724

HCA, Inc.,
Tranche A1 (Fac LN300297), 11-18-12			BB	9,614	9,193,724

Health Care Supplies 0.14%					2,071,969

Bausch & Lomb, Inc.,
Tranche B (Fac LN362696), 04-11-15			BB–	2,085	2,071,969

See notes to financial statements

High Yield Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Credit	Par value
Issuer, description, maturity date	rating (A)	(000)	Value

Hotels, Resorts & Cruise Lines 0.20%			$2,925,000

East Valley Tourist Development
Authority,
Tranche (Fac LN5501750), 08-06-12 (G)	B3	$2,925	2,925,000

Integrated Telecommunication Services 0.13%			1,875,300

Local TV on Satellite, LLC,
Tranche B (Fac LN331268), 05-07-13 (G)	B+	1,995	1,875,300

Publishing 1.34%			19,686,819

Star Tribune Co.,
Tranche (2nd Lien Fac), 03-01-15 (G)	B+	5,125	2,568,906
Tranche T1 (1st Lien Note Fac LN321132), 03-01-14 (G)	B+	7,647	6,149,863
Tranche T1 (Fac LN321132), 03-01-14 (G)	B+	3,175	2,553,230

Tribune Co.,
Tranche B (Fac LN330914), 05-17-14	BB	9,706	8,414,820
Trucking 0.27%			4,020,487

Saint Acquisition Corp.,
Tranche B (Fac LN333702), 05-06-14	BB	4,702	4,020,487

Issuer		Shares	Value

Warrants 0.13%			$1,974,056

(Cost $7,551,140)

Broadcasting & Cable TV 0.01%			77,140

Granite Broadcasting Corp. (Class A) (I)		29,220	58,440

XM Satellite Radio, Inc. (I)		9,350	18,700

Casinos & Gaming 0.00%			0

Silver Slipper Casino (B)(I)		1,929	0

Diversified Metals & Mining 0.10%			1,518,476

Doe Run Resources Corp. (B)(I)		1	0

Katanga Mining Ltd. (Canada) (F)(I)		80,000	580,029

New Gold, Inc. (Canada) (F)(I)		782,000	938,447

Food Retail 0.00%			1,959

Pathmark Stores, Inc. (I)		62,796	1,959

Marine 0.02%			376,200

Paragon Shipping, Inc. (Greece) (F)(I)		36,000	376,200

Restaurants 0.00%			0

Planet Hollywood International, Inc. (B)(I)		2,816	0

Textiles 0.00%			281

HF Holdings, Inc. (B)(I)		28,092	281

See notes to financial statements

Semiannual report | High Yield Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 1.83%			$26,847,616

(Cost $26,847,616)

Joint Repurchase Agreement 1.54%			22,512,000

Joint Repurchase Agreement with UBS AG dated 11-30-07
at 3.050% to be repurchased at $22,517,722 on 12-3-07,
collateralized by $17,232,450 of U.S. Treasury Inflation
Indexed Note, 3.875%, due 1-15-09 (valued at
$22,962,240, including interest)	3.050%	$22,512	22,512,000

		Shares
Cash Equivalents 0.29%			4,335,616

John Hancock Cash Investment Trust (T)(W)		4,335,616	4,335,616

Total investments (Cost $1,570,145,259) 100.30%			$1,469,332,945

Other assets and liabilities, net (0.30%)			($4,398,400)

Total net assets 100.00%			$1,464,934,545

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

IO Interest only (carries notional principal amount)

REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available, unless indicated otherwise.

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $30,408,663 or 2.08% of the Fund’s net assets as of November 30, 2007.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of November 30, 2007.

(M) Securitiy or a portion of the security purchased on a delayed delivery or when-issued basis.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on November 30, 2007.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $251,489,280 or 17.17% of the Fund’s net assets as of November 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC or Fund owns 5% or more of the outstanding voting securities of the issuer.

(X) Non-income-producing, issuers are in bankruptcy and are in default of interest payments. The aggregate value of these bonds is $2,871,259 or 0.20% of the Fund’s net assets as of November 30, 2007.

See notes to financial statements

High Yield Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $1,565,809,643) including
$4,485,599 of securities loaned (Note 2)	$1,464,997,329
Investments in affiliated issuers, at value (cost $4,335,616)	4,335,616

Total investments, at value (cost $1,570,145,259)	1,469,332,945
Cash	4,596,101
Receivable for investments sold	12,769,787
Receivable for shares sold	9,357,702
Interest receivable	24,261,277
Receivable for forward foreign currency exchange contracts (Note 2)	118,723
Unrealized appreciation on swap contracts (Note 2)	22,826
Other assets	138,491

Total assets	1,520,597,852

Liabilities

Payable for investments purchased	26,235,693
Payable for investments purchased on a when-issued basis	11,792,400
Payable for shares repurchased	3,506,809
Payable upon return of securities loaned (Note 2)	4,335,616
Payable for forward foreign currency exchange contracts (Note 2)	875,008
Dividends payable	8,065,475
Payable to affiliates
Management fees	625,912
Distribution and service fees	60,496
Other	35,876
Other payables and accrued expenses	130,022

Total liabilities	55,663,307

Net assets

Capital paid-in	1,843,281,259
Accumulated net realized loss on investments, options written, foreign
currency transactions and swap contracts	(274,651,795)
Net unrealized depreciation of investments and translation of assets,
liabilities in foreign currencies and swap contracts	(101,471,974)
Distributions in excess of net investment income	(2,222,945)
Net assets	$1,464,934,545

See notes to financial statements

Semiannual report | High Yield Fund

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities 11-30-07 (unaudited) (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($957,407,618 ÷ 179,338,042 shares)	$5.34
Class B ($217,175,496 ÷ 40,678,831 shares)[1]	$5.34
Class C ($286,711,199 ÷ 53,703,482 shares)[1]	$5.34
Class I ($3,640,232 ÷ 681,920 shares)	$5.34

Maximum offering price per share

Class A2 ($5.34 ÷ 95.5%)	$5.59

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

High Yield Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 11-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$50,717,550
Dividends (net of foreign withholding taxes of $118,147)	3,369,082
Securities lending	21,990

Total investment income	54,108,622

Expenses

Investment management fees (Note 3)	3,737,011
Distribution and service fees (Note 3)	3,762,995
Class A, B and C transfer agent fees (Note 3)	753,348
Class I transfer agent fees (Note 3)	456
Accounting and legal services fees (Note 3)	81,005
Professional fees	196,340
Custodian fees	115,207
Interest	98,029
Blue sky fees	76,992
Printing fees	38,724
Trustees’ fees	20,956
Miscellaneous	43,395
Total expenses	8,924,458

Net investment income	45,184,164

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	20,136,642
Options written	1,864,548
Foreign currency transactions	(3,330,383)
Swap contracts	94,448
18,765,255
Change in net unrealized appreciation (depreciation) of
Investments	(124,353,546)
Options written	(23,392)
Translation of assets and liabilities in foreign currencies	1,429,391
Swap contracts	(5,626)
(122,953,173)
Net realized and unrealized loss	(104,187,918)
Decrease in net assets from operations	($59,003,754)

1 Semiannual period from 6-1-07 to 11-30-07.

See notes to financial statements

Semiannual report | High Yield Fund

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	5-31-07	11-30-07[1]

Increase (decrease) in net assets

From operations
Net investment income	$81,680,281	$45,184,164
Net realized gain	38,573,735	18,765,255
Change in net unrealized appreciation (depreciation)	67,996,635	(122,953,173)

Increase (decrease) in net assets resulting from operations	188,250,651	(59,003,754)
Distributions to shareholders
From net investment income
Class A	(54,539,962)	(32,587,398)
Class B	(21,417,765)	(7,238,921)
Class C	(14,228,720)	(8,475,066)
Class I	—	(28,986)
	(90,186,447)	(48,330,371)
From Fund share transactions (Note 4)	458,047,675	142,573,062

Total increase	556,111,879	35,238,937

Net assets

Beginning of period	873,583,729	1,429,695,608
End of period[2]	$1,429,695,608	$1,464,934,545

1 Semiannual period from 6-1-07 to 11-30-07. Unaudited.
2 Includes accumulated (distributions in excess of) net investment of $923,262 and ($2,222,945), respectively.

See notes to financial statements

High Yield Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	5-31-03[1]	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	11-30-07[2]

Per share operating performance

Net asset value, beginning of period	$4.72	$4.69	$5.05	$5.05	$5.20	$5.74
Net investment income[3]	0.45	0.42	0.38	0.42	0.44	0.18
Net realized and unrealized
gain (loss) on investments	(0.01)	0.37	0.02	0.15	0.59	(0.39)
Total from investment operations	0.44	0.79	0.40	0.57	1.03	(0.21)
Less distributions
From net investment income	(0.47)	(0.43)	(0.40)	(0.42)	(0.49)	(0.19)
Net asset value, end of period	$4.69	$5.05	$5.05	$5.20	$5.74	$5.34
Total return[4] (%)	11.05	17.18	8.09	11.63	20.65	(3.70)[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$297	$343	$347	$469	$901	$957
Ratio of expenses to average
net assets (%)	1.04	0.96	1.00	1.01	0.93	0.95[6]
Ratio of net investment income
to average net assets (%)	10.54	8.09	7.49	8.09	8.12	6.45[6]
Portfolio turnover (%)	49	49	30	47[7]	47	26[5]

1 Audited by previous Independent Registered Public Accounting Firm.
2 Semiannual period from 6-1-07 to 11-30-07. Unaudited.
3 Based on the average of the shares outstanding.
4 Assumes dividend reinvestment and does not reflect the effect of sales charges.
5 Not annualized.
6 Annualized.
7 Excludes merger activity.

See notes to financial statements

Semiannual report | High Yield Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	5-31-03[1]	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	11-30-07[2]

Per share operating performance

Net asset value, beginning of period	$4.72	$4.69	$5.05	$5.05	$5.20	$5.74
Net investment income[3]	0.42	0.39	0.34	0.38	0.41	0.16
Net realized and unrealized
gain (loss) on investments	(0.01)	0.37	0.02	0.15	0.58	(0.39)
Total from investment operations	0.41	0.76	0.36	0.53	0.99	(0.23)
Less distributions
From net investment income	(0.44)	(0.40)	(0.36)	(0.38)	(0.45)	(0.17)
Net asset value, end of period	$4.69	$5.05	$5.05	$5.20	$5.74	$5.34
Total return[4] (%)	10.23	16.31	7.30	10.83	19.77	(4.07)[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$512	$481	$385	$281	$258	$217
Ratio of expenses to average
net assets (%)	1.79	1.72	1.74	1.74	1.68	1.70[6]
Ratio of net investment income
to average net assets (%)	9.92	7.43	6.78	7.36	7.54	5.72[6]
Portfolio turnover (%)	49	49	30	47[7]	47	26[5]

1 Audited by previous Independent Registered Public Accounting Firm.
2 Semiannual period from 6-1-07 to 11-30-07. Unaudited.
3 Based on the average of the shares outstanding.
4 Assumes dividend reinvestment and does not reflect the effect of sales charges.
5 Not annualized.
6 Annualized.
7 Excludes merger activity.

See notes to financial statements

High Yield Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	5-31-03[1]	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	11-30-07[2]

Per share operating performance

Net asset value, beginning of period	$4.72	$4.69	$5.05	$5.05	$5.20	$5.74
Net investment income[3]	0.41	0.38	0.34	0.38	0.40	0.15
Net realized and unrealized
gain (loss) on investments	—[4]	0.38	0.02	0.15	0.59	(0.38)
Total from investment operations	0.41	0.76	0.36	0.53	0.99	(0.23)
Less distributions
From net investment income	(0.44)	(0.40)	(0.36)	(0.38)	(0.45)	(0.17)
Net asset value, end of period	$4.69	$5.05	$5.05	$5.20	$5.74	$5.34
Total return[5] (%)	10.23	16.31	7.29	10.81	19.76	(4.07)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$108	$134	$131	$124	$271	$287
Ratio of expenses to average
net assets (%)	1.79	1.72	1.75	1.76	1.68	1.70[7]
Ratio of net investment income
to average net assets (%)	9.72	7.33	6.74	7.34	7.32	5.70[7]
Portfolio turnover (%)	49	49	30	47[8]	47	26[6]

1 Audited by previous Independent Registered Public Accounting Firm.
2 Semiannual period from 6-1-07 to 11-30-07. Unaudited.
3 Based on the average of the shares outstanding.
4 Less than $0.01 per share.
5 Assumes dividend reinvestment and does not reflect the effect of sales charges.
6 Not annualized.
7 Annualized.
8 Excludes merger activity.

See notes to financial statements

Semiannual report | High Yield Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	11-30-07[1]

Per share operating performance

Net asset value, beginning of period	$5.42
Net investment income[2]	0.08
Net realized and unrealized
gain (loss) on investments	(0.06)
Total from investment operations	0.02
Less distributions
From net investment income	(0.10)
Net asset value, end of period	$5.34

Total return[3] (%)	0.34[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$4
Ratio of expenses to average
net assets (%)	0.66[5]
Ratio of net investment income
to average net assets (%)	6.06[5]
Portfolio turnover (%)	26[4]

1 Beginning of operations from 8-27-07 to 11-30-07. Unaudited.
2 Based on the average of the shares outstanding.
3 Assumes dividend reinvestment and does not reflect the effect of sales charges.
4 Not annualized.
5 Annualized.

See notes to financial statements

High Yield Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock High Yield Fund (the Fund) is a diversified series of John Hancock Bond Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase. Effective August 27, 2007, Class I shares began operations.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C and Class I shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. Debt securities are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Semiannual report | High Yield Fund

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

When-issued/delayed delivery securities

The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative

High Yield Fund | Semiannual report

Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The average daily loan balance during the period for which loans were outstanding amounted to $24,412,105, and the weighted average interest rate was 5.46% . Interest expense includes $69,413 paid under the line of credit. There was no outstanding borrowing under the line of credit on November 30, 2007.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations, to enhance the Fund’s income or to manage the Fund’s exposure to credit or market risk. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Net periodic payments accrued, but not yet received (paid) are included in change in the unrealized appreciation/depreciation on the Statement of Operations. Accrued interest income and interest expense on the swap contracts are recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Semiannual report | High Yield Fund

The Fund had the following interest rate swap contracts open on November 30, 2007:

	RATE TYPE

		PAYMENTS
NOTIONAL	PAYMENTS MADE	RECEIVED	TERMINATION
AMOUNT	BY FUND	BY FUND	DATE	COUNTERPARTY	APPRECIATION

$5,600,000	3-month LIBOR	5.451% (a)	May 2013	Morgan Stanley	$335,713
5,000,000	6-month LIBOR	5.413% (a)	Jun 2014	Morgan Stanley	300,498
Total					$636,211
(a) Fixed rate

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as a payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as a guarantor. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

The Fund had the following financial credit default swap contracts open on November 30, 2007:

				TERM-
	NOTIONAL	SELL	RECEIVED	INATION		APPRECIATION
ISSUER	AMOUNT	PROTECTION	FIXED RATE	DATE	COUNTERPARTY	(DEPRECIATION)

Abitibi-Consolidated, Inc.	$3,000,000	SELL	8.00%	Sep 2012	Morgan Stanley	($310,874)

American Airlines, Inc.	3,000,000	SELL	6.60	Sep 2012	Morgan Stanley	31,339
BoWater, Inc.	3,000,000	SELL	7.00	Sep 2012	Morgan Stanley	(333,850)
Total						($613,385)

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund’s exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or notional) amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract’s terms (credit risk) or if the Fund is unable to offset a contract with a counterparty on a timely basis (liquidity risk). Exchange-traded options have minimal credit

High Yield Fund | Semiannual report

risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund’s Statement of Assets and Liabilities.

Written options for the period ended November 30, 2007 were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Outstanding, beginning of period	136	$30,192
Options written	2,000	2,810,357
Options closed	(2,000)	(2,810,357)
Options exercised	0	0
Options expired	(136)	(30,192)
Outstanding, end of period	0	0

The Fund had no outstanding written options on November 30, 2007.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $292,956,641 of a capital loss carry-forward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: May 31, 2008 — $14,048,332, May 31, 2009 — $19,043,883, May 31, 2010 — $112,553,950, May 31, 2011 — $49,238,057, May 31, 2012 — $32,389,010, May 31, 2013 — $16,601,696 and May 31, 2014 — $49,081,713.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of FIN 48 for regulated investment companies for an additional six months.  FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund’s net assets, results of operations and financial statement disclosures.

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statement disclosures.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign

Semiannual report | High Yield Fund

currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had the following open forward foreign currency exchange contracts on November 30, 2007:

	PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
CURRENCY	COVERED BY CONTRACT	MONTH	(DEPRECIATION)

Sells
Australian Dollar	$5,115,000	Jan 2008	($251,982)
Canadian Dollar	23,095,000	Jan 2008	(507,198)
Canadian Dollar	515,081	Jan 2008	18,999
Euro	4,200,000	Jan 2008	99,724
Pound Sterling	1,480,000	Jan 2008	(84,783)
Swiss Franc	870,000	Jan 2008	(31,045)
			($756,285)

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign dividends, when the Fund becomes aware of the dividends from cash collections. Interest income on investment securities is recorded on the accrual basis. Discounts/premiums are accreted/amortized for financial reporting purposes. The Fund may place a security on non-accrual status and reduce related investment income by ceasing current accruals and/or writing off interest, or dividends receivable, when the collection of income has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended May 31, 2007, the tax character of distributions paid was as follows: ordinary income $90,186,447. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $75,000,000 of the Fund’s average daily net asset value, (b) 0.5625% of the next $75,000,000, (c) 0.50% of the next $2,350,000,000, (d) 0.475% of the next $2,500,000,000 and (e) 0.45% of the Fund’s average daily net asset value in excess of $5,000,000,000. The effective rate for the period ended November 30, 2007 is 0.51% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC,

High Yield Fund | Semiannual report

a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described above for the period ended November 30, 2007 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$489,162	$1,188,651
Class B	121,256	1,183,360
Class C	142,930	1,390,984
Class I	456	—
Total	$753,804	$3,762,995

Class A shares are assessed up-front sales charges. During the period ended November 30, 2007, JH Funds received net up-front sales charges of $2,304,012 with regard to sales of Class A shares. Of this amount, $269,474 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,010,037 was paid as sales commissions to unrelated broker-dealers and $24,501 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2007, CDSCs received by JH Funds amounted to $221,553 for Class B shares and $68,075 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The Fund pays a monthly fee which is based on an annual rate of $16 for each Class A shareholder account, $18.50 for each Class B shareholder account, $17.50 for each Class C shareholder account and $15 for each Class I shareholder account shareholder account. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of Class I average daily net asset value.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $81,005 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Semiannual report | High Yield Fund

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended May 31, 2007, and the period ended November 30, 2007, along with the corresponding dollar value.

	Year ended 5-31-07		Period ended 11-30-07[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	100,125,915	$554,071,036	62,128,641	$344,789,663
Distributions reinvested	5,713,695	31,543,322	3,647,538	20,052,630
Repurchased	(38,828,085)	(209,799,977)	(43,543,333)	(239,153,932)
Net increase	67,011,525	$375,814,381	22,232,846	$125,688,361

Class B shares

Sold	10,044,467	$55,242,005	4,240,485	$23,533,432
Distributions reinvested	1,726,232	9,439,844	572,916	3,153,518
Repurchased	(20,849,711)	(113,010,702)	(9,049,534)	(50,141,280)
Net decrease	(9,079,012)	($48,328,853)	(4,236,133)	($23,454,330)

Class C shares

Sold	27,812,245	$154,790,408	13,614,195	$75,440,835
Distributions reinvested	1,354,618	7,489,777	827,694	4,554,104
Repurchased	(5,806,898)	(31,718,038)	(7,884,334)	(43,453,143)
Net increase	23,359,965	$130,562,147	6,557,555	$36,541,796

Class I shares[2]

Sold	—	—	691,456	$3,848,482
Distributions reinvested	—	—	4,869	26,319
Repurchased	—	—	(14,405)	(77,566)
Net increase	—	—	681,920	$3,797,235

Net increase	81,292,478	$458,047,675	25,236,188	$142,573,062

1Semiannual period from 6-1-07 to 11-30-07. Unaudited.
2Beginning of operations from 8-27-07 to 11-30-07. Unaudited.

High Yield Fund | Semiannual report

Note 5
Purchases and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2007, aggregated $528,101,755 and $368,205,172, respectively.

The cost of investments owned on November 30, 2007, including short-term investments, for federal income tax purposes was $1,572,436,274. Gross unrealized appreciation and depreciation of investments aggregated $101,475,722 and $204,579,051, respectively, resulting in net unrealized depreciation of $103,103,329. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and amortization of premiums and accretion of discounts on debt securities.

Note 6
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended November 30, 2007, is set forth below.

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain (loss)	income	value

Glasstech, Inc. (Class B)
bought: sold: none	4,430	4,430	—	—	—

Totals			—	—	—

Note 7
SEC settlement

On June 25, 2007, the Adviser and John Hancock Funds, LLC (the Distributor) and two of their affiliates (collectively, the John Hancock Affiliates) reached a settlement with SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $2,087,477 and prejudgment interest of $359,460 to entities, including certain John Hancock Funds, that participated in the Adviser’s directed brokerage program during the period from 2000 to October 2003. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in October 2003. As a result of this settlement, the Fund received $1,530, which was recorded as a realized gain to the Fund’s book on June 25, 2007.

Semiannual report | High Yield Fund

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
High Yield Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment Subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock High Yield Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and

High Yield Fund | Semiannual report

compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board viewed favorably that the Fund’s performance during all the periods under review was higher than the median performance of the Peer Group and Category, and its benchmark index, the Merrill Lynch US High-Yield Master II Index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross Expense Ratio was lower than the Category and Peer Group medians. The Board also noted that the Fund’s Net Expense Ratio was lower than the Peer Group median and not appreciably higher than the Category median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment Subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment Subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other

Semiannual report | High Yield Fund

ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

High Yield Fund | Semiannual report

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Interim Chairman	Chief Financial Officer	The Bank of New York
James R. Boyle†		One Wall Street
William H. Cunningham	Gordon M. Shone	New York, NY 10286
Charles L. Ladner*	Treasurer
Dr. John A. Moore*		Transfer agent
Patti McGill Peterson*	John G. Vrysen	John Hancock Signature
Steven R. Pruchansky	Chief Operating Officer	Services, Inc.
*Members of the Audit Committee		P.O. Box 9510
†Non-Independent Trustee	Investment adviser	Portsmouth, NH 03802-9510
John Hancock Advisers, LLC
Officers	601 Congress Street	Legal counsel
Keith F. Hartstein	Boston, MA 02210-2805	Kirkpatrick & Lockhart
President and		Preston Gates Ellis LLP
Chief Executive Officer	Subadviser	One Lincoln Street
	MFC Global Investment	Boston, MA 02111-2950
Thomas M. Kinzler	Management (U.S.), LLC
Secretary and Chief Legal Officer	101 Huntington Avenue
Boston, MA 02199
Francis V. Knox, Jr.
Chief Compliance Officer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Semiannual report | High Yield Fund

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock High Yield Fund.

It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

570SA 11/07
1/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, November 30, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 17, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: January 18, 2008